UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Municipal Bonds and Notes--105.6%
Alabama--2.1%
$        35,000   AL HFA (South Bay Apartments)(1)                  5.950%    02/01/2033   04/22/2028(A)  $        31,497
      4,610,000   Bay Minette, AL Industrial Devel. Board (B.F.
                     Goodrich)(1)                                   6.500     02/15/2009   02/15/2009           4,612,075
        145,000   Bayou La Batre, AL Utilities Board (Water &
                     Sewer)(1)                                      5.750     03/01/2027   02/19/2023(A)          135,404
         30,000   Bessemer, AL Medical Clinic Board (UAB Medical
                     West)(1)                                       5.625     05/15/2017   11/15/2009(B)           28,724
      3,720,000   Bessemer, AL Medical Clinic Board (UAB Medical
                     West)(1)                                       6.750     04/01/2011   04/01/2009(B)        3,724,724
      4,900,000   Bessemer, AL Medical Clinic Board (UAB Medical
                     West)(1)                                       7.250     04/01/2015   04/01/2009(B)        4,904,802
         65,000   Birmingham, AL Private Educational Building
                     Authority (Birmingham-Southern College)        6.000     12/01/2021   02/01/2021(A)           50,051
         50,000   Birmingham, AL Special Care Facilities
                     (Children's Hospital of Alabama)(1)            5.375     06/01/2017   06/01/2009(B)           46,937
        190,000   Courtland, AL Industrial Devel. Board
                     (Champion International Corp.)                 6.700     11/01/2029   11/01/2029             138,696
        125,000   Fairview, AL Governmental Utility Services
                     Corp. (East Cullman Water System)(1)           6.000     02/01/2020   08/26/2016(A)          120,979
          5,000   Huntsville, AL Industrial Devel. Board (Coltec
                     Industries)(1)                                 9.875     10/01/2010   04/01/2009(B)            4,817
        100,000   Jefferson County, AL Sewer(1)                     5.375     02/01/2027   05/22/2025(A)           50,233
        290,000   Jefferson County, AL Sewer                        5.625     02/01/2022   03/18/2021(A)          145,618
         45,000   Mobile, AL Industrial Devel. Board
                     (International Paper Company)(1)               6.700     03/01/2024   03/01/2024              31,217
         50,000   Mobile, AL Limited Obligation Tax                 5.500     02/15/2023   03/25/2021(A)           48,121
          5,000   Montgomery, AL Special Care Facilities
                     Financing Authority (Baptist Medical
                     Center)(1)                                     5.375     09/01/2022   09/13/2021(A)            4,798
      4,795,000   Morgan County-Decatur, AL Health Care
                     Authority (Decatur General Hospital)(1)        6.250     03/01/2013   03/01/2009(B)        4,557,839
     15,756,000   Morgan County-Decatur, AL Health Care
                     Authority (Decatur General Hospital)(1)        6.375     03/01/2024   03/01/2009(B)       14,319,210
         65,000   Tuskegee, AL Utilities Board(1)                   5.500     02/01/2016   02/01/2009(B)           65,145
         80,000   Tuskegee, AL Utilities Board(1)                   5.500     02/01/2022   02/01/2009(B)           79,996
                                                                                                          ---------------
                                                                                                               33,100,883
                                                                                                          ---------------
Alaska--2.2%
         25,000   AK HFC (Veterans Mtg.)(1)                         5.200     12/01/2014   12/01/2014              24,313
         25,000   AK HFC, Series A-1(1)                             5.500     12/01/2017   01/02/2010(C)           25,171
         10,000   AK HFC, Series A-2(1)                             5.750     06/01/2024   03/09/2010(C)            9,746
     73,000,000   AK HFC, Series A-2                                5.782(2)  06/01/2037   12/01/2009(B)       13,058,970


                   1 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Alaska Continued
$        15,000   AK HFC, Series A-2(1)                             5.900%    06/01/2014   12/01/2009(B)  $        15,111
     18,240,000   AK HFC, Series A-2(1)                             6.200     12/01/2021   06/01/2009(B)       18,205,162
         10,000   AK Industrial Devel. & Export Authority (Lake
                     Dorothy Hydroelectric)(1)                      5.250     12/01/2021   01/07/2020(A)            8,618
        500,000   AK Industrial Devel. & Export Authority
                     (Snettisham)(1)                                5.500     01/01/2017   01/01/2009(B)          478,640
         35,000   AK International Airports, Series C(1)            6.100     10/01/2017   10/01/2009(B)           35,070
      4,555,000   AK Northern Tobacco Securitization Corp. (TASC)   4.625     06/01/2023   07/01/2012(C)        3,386,825
         15,000   AK Northern Tobacco Securitization Corp.
                     (TASC)(1)                                      6.200     06/01/2022   06/01/2010(C)           15,609
                                                                                                          ---------------
                                                                                                               35,263,235
                                                                                                          ---------------
Arizona--3.4%
     36,075,000   AZ Health Facilities Authority (Banner Health
                     System)(3)                                     6.000     01/01/2030   01/01/2030          33,808,930
         50,000   AZ Student Loan Acquisition Authority             5.900     05/01/2024   02/26/2022(A)           44,464
      1,375,000   Goodyear, AZ IDA Water and Sewer (Litchfield
                     Park Service Company)(1)                       6.750     10/01/2031   05/07/2028(A)        1,016,868
      1,955,000   Hassayampa, AZ Community Facilities District
                     (Hassayampa Village Community)(1)              7.750     07/01/2021   01/01/2009(B)        1,745,639
      1,365,000   Litchfield Park, AZ Community Facility
                     District(1)                                    6.375     07/15/2026   12/10/2022(A)          921,812
      1,645,000   Maricopa County, AZ IDA (Christian Care Mesa
                     II)                                            6.000     01/01/2014   07/01/2011(C)        1,471,337
         50,000   Maricopa County, AZ IDA (Villas de Merced
                     Apartments)(1)                                 5.450     12/20/2027   09/05/2023(A)           43,731
      1,380,000   Maricopa County, AZ IDA (Waste
                     Management/Waste Management of AZ Obligated
                     Group)(4)                                      7.000     12/01/2031   12/01/2010(D)        1,358,003
         15,000   Maricopa County, AZ IDA (Whispering Palms
                     Apartments)                                    5.600     07/01/2013   07/01/2013              12,982
      5,000,000   Mohave County, AZ IDA (Mohave Prison)(1)          6.750     05/01/2012   05/01/2012           4,954,750
      3,530,000   Mohave County, AZ IDA (Mohave Prison)(1)          7.000     05/01/2013   05/01/2013           3,474,756
      1,515,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)        5.500     11/01/2017   11/01/2017           1,133,947
        255,000   Phoenix, AZ IDA (Single Family Mtg.)(1)           6.650     10/01/2029   09/15/2010(C)          252,927
         50,000   Pima County, AZ IDA (International Studies
                     Academy)                                       6.750     07/01/2031   07/01/2031              37,210
      1,000,000   Pima County, AZ IDA (Tucson Electric Power
                     Company)                                       7.250     07/15/2010   01/15/2009(B)        1,005,850
          5,000   Scottsdale, AZ IDA (Scottsdale Memorial
                     Hospitals)(1)                                  5.500     09/01/2012   04/28/2010(A)            5,366


                   2 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Arizona Continued
        465,000   Tucson & Pima Counties, AZ IDA (Single Family
$                    Mtg.)(1)                                       6.350%    01/01/2034   07/01/2011(A)  $       443,657
        665,000   Tucson, AZ IDA (Joint Single Family Mtg.)         5.250     07/01/2038   01/01/2013(C)          588,246
      1,750,000   Verrado, AZ Community Facilities District No.
                     1(1)                                           6.500     07/15/2027   07/03/2023(A)        1,299,078
                                                                                                          ---------------
                                                                                                               53,619,553
                                                                                                          ---------------
Arkansas--0.1%
        465,000   AR Devel. Finance Authority (Madison
                     Industrial Devel./Community Living
                     Obligated Group)(1)                            5.800     12/01/2020   01/12/2019(A)          440,067
        360,000   AR Devel. Finance Authority (Single Family
                     Mtg.)(1)                                       5.300     07/01/2024   07/01/2012(B)          342,785
         50,000   Pope County, AR Pollution Control (Arkansas
                     Power & Light Company)                         6.100     12/01/2016   06/01/2009(B)           50,178
         45,000   Pope County, AR Pollution Control (Arkansas
                     Power & Light Company)(1)                      6.300     12/01/2016   12/01/2016              36,959
         40,000   Pope County, AR Pollution Control (Arkansas
                     Power & Light Company)(1)                      6.300     12/01/2016   06/01/2009(B)           40,148
        875,000   Warren, AR Solid Waste Disposal (Potlatch
                     Corp.)(1)                                      7.500     08/01/2013   02/01/2009(B)          802,594
                                                                                                          ---------------
                                                                                                                1,712,731
                                                                                                          ---------------
California--5.6%
      7,440,000   CA County Tobacco Securitization Agency (TASC)    0.000(5)  06/01/2021   03/15/2014(A)        4,643,453
      5,500,000   CA County Tobacco Securitization Agency (TASC)    0.000(5)  06/01/2028   09/14/2018(C)        2,982,430
      3,095,000   CA County Tobacco Securitization Agency (TASC)    0.000(5)  06/01/2036   11/23/2021(A)        1,474,210
      3,000,000   CA County Tobacco Securitization Agency (TASC)    0.000(5)  06/01/2041   09/10/2024(A)        1,402,740
      3,125,000   CA County Tobacco Securitization Agency (TASC)    5.500     06/01/2033   04/24/2013(A)        2,178,375
      3,740,000   CA County Tobacco Securitization Agency (TASC)    5.750     06/01/2029   12/01/2012(A)        2,823,887
      2,770,000   CA County Tobacco Securitization Agency
                     (TASC)(1)                                      5.875     06/01/2027   12/25/2013(A)        2,152,262
      2,505,000   CA County Tobacco Securitization Agency (TASC)    5.875     06/01/2043   08/27/2019(A)        1,554,077
      5,615,000   CA County Tobacco Securitization Agency
                     (TASC)(1)                                      6.000     06/01/2029   08/24/2012(A)        4,377,117
        135,000   CA County Tobacco Securitization Agency (TASC)    6.000     06/01/2042   06/26/2020(A)           85,621
     29,000,000   CA Golden State Tobacco Securitization Corp.
                     (TASC)(1)                                      0.000(5)  06/01/2037   05/22/2022(A)       11,290,280
      5,655,000   CA Golden State Tobacco Securitization Corp.
                     (TASC)(1)                                      4.500     06/01/2027   09/28/2013(C)        3,823,741


                   3 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
California Continued
$       440,000   CA Health Facilities Financing Authority
                     (Pomona Valley Hospital Medical Center)(1)     5.750%    07/01/2015   07/01/2009(B)  $       431,147
      2,000,000   CA Hi-Desert Memorial Health Care District(1)     5.500     10/01/2019   04/25/2018(A)        1,545,120
      1,000,000   CA Pollution Control Financing Authority
                     (Waste Management of CA/USA Waste of CA
                     Obligated Group)(4)                            6.750     12/01/2027   12/01/2010(D)          981,810
      2,460,000   CA Statewide CDA (Fairfield Apartments)(1)        6.500     01/01/2016   12/22/2011(C)        2,162,488
      8,000,000   CA Veterans GO, Series BZ(1)                      5.350     12/01/2021   06/30/2020(A)        7,221,120
      4,785,000   Inland, CA Empire Tobacco Securitization
                     Authority (TASC)                               4.625     06/01/2021   06/23/2013(A)        4,188,550
     52,500,000   Inland, CA Empire Tobacco Securitization
                     Authority (TASC)                               6.900(2)  06/01/2036   07/06/2023(A)        2,646,000
     10,520,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (American Airlines)(6)                   7.000     12/01/2012   07/01/2012(B)        8,928,745
         75,000   Los Angeles, CA Regional Airports Improvement
                     Corp. (Delta-Continental Airlines)(1)          9.250     08/01/2024   02/01/2009(B)           68,833
      7,500,000   Northern CA Gas Authority(1)                      3.321(7)  07/01/2027   07/01/2027           2,381,250
     12,960,000   Northern CA Tobacco Securitization Authority
                     (TASC)(1)                                      4.750     06/01/2023   01/01/2013(C)        9,261,605
        500,000   Riverside County, CA Public Financing
                     Authority COP(1)                               5.750     05/15/2019   05/04/2015(A)          439,450
      2,000,000   San Marcos, CA Special Tax(1)                     5.900     09/01/2028   05/02/2026(A)        1,422,140
      6,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe
                     Enterprise(1)                                  6.125     03/01/2013   04/06/2011(A)        5,162,580
      5,615,000   Southern CA Tobacco Securitization Authority(1)   4.750     06/01/2025   03/31/2013(C)        3,690,796
                                                                                                          ---------------
                                                                                                               89,319,827
                                                                                                          ---------------
Colorado--0.9%
         20,000   Boulder County, CO Multifamily Hsg. (Legacy
                     Apartments)(1)                                 6.000     11/20/2015   05/20/2009(B)           20,007
         50,000   Boulder County, CO Multifamily Hsg. (Legacy
                     Apartments)(1)                                 6.100     11/20/2025   08/13/2021(A)           48,212
          5,000   CO Hsg. & Finance Authority (Multifamily)(1)      5.700     10/01/2021   06/01/2009(B)            5,000
         50,000   CO Hsg. & Finance Authority (Multifamily)(1)      5.900     10/01/2038   08/15/2034(A)           43,711
        730,000   CO Hsg. & Finance Authority (Single Family)(4)    5.483(2)  11/01/2029   05/01/2010(B)          165,564
        560,000   CO Hsg. & Finance Authority (Single Family)(1)    5.900     08/01/2023   08/01/2009(C)          542,528
         10,000   CO Hsg. & Finance Authority (Single Family)       6.050     10/01/2016   02/01/2009(C)           10,263


                   4 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Colorado Continued
$       260,000   CO Hsg. & Finance Authority (Single Family)(1)    6.450%    04/01/2030   04/01/2016(B)  $       264,735
      1,225,000   CO Hsg. & Finance Authority (Single Family)       6.800     04/01/2030   03/24/2010(C)        1,253,187
         45,000   CO Hsg. & Finance Authority (Single Family)(1)    7.250     10/01/2031   03/20/2009(C)           47,172
         25,000   CO Hsg. & Finance Authority (Single Family)       7.450     10/01/2016   05/03/2011(C)           25,843
        365,000   CO Hsg. & Finance Authority (Single Family)       7.500     04/01/2031   02/27/2010(C)          384,739
         15,000   CO Hsg. & Finance Authority (Single Family)       7.550     11/01/2027   05/01/2013(B)           15,435
         45,000   CO Hsg. & Finance Authority, Series C-2           6.875     11/01/2028   03/01/2009(C)           45,614
        270,000   CO Hsg. & Finance Authority, Series D-2           6.350     11/01/2029   02/02/2009(C)          269,198
          5,000   CO Water Resources & Power Devel. Authority,
                     Series A(1)                                    5.600     11/01/2017   11/01/2009(B)            4,932
         10,000   CO Water Resources & Power Devel. Authority,
                     Series A(1)                                    5.750     11/01/2010   05/01/2009(B)           10,011
        150,000   Denver, CO City & County (Helen G. Bonfils
                     Foundation)(1)                                 5.250     12/01/2012   06/01/2009(B)          150,402
         25,000   Denver, CO City & County Airport                  6.125     11/15/2025   11/29/2024(A)           25,044
      2,000,000   Denver, CO City & County Airport, Series A(1)     6.000     11/15/2014   11/15/2010(B)        2,005,780
      3,000,000   Denver, CO City & County Airport, Series A(1)     6.000     11/15/2015   11/15/2010(B)        3,003,480
      3,000,000   Denver, CO City & County Airport, Series A(1)     6.000     11/15/2016   11/15/2016           2,984,520
      2,000,000   Denver, CO City & County Airport, Series A(1)     6.000     11/15/2018   11/15/2018           1,946,060
        500,000   Eagle County, CO Airport Terminal Corp.(1)        5.050     05/01/2015   05/01/2015             378,825
                                                                                                          ---------------
                                                                                                               13,650,262
                                                                                                          ---------------
Connecticut--0.8%
         30,000   CT Airport (Bradley International Airport)(1)     5.125     10/01/2026   04/24/2025(A)           23,675
         10,000   CT Airport (Bradley International Airport)(1)     5.125     10/01/2031   11/07/2029(A)            7,544
        435,000   CT Devel. Authority (Bridgeport Hydraulic
                     Company)                                       6.150     04/01/2035   04/01/2035             373,482
        135,000   CT Devel. Authority (Bridgeport Hydraulic
                     Company)(1)                                    6.150     04/01/2035   04/01/2035             115,908
         40,000   CT Devel. Authority (Church Homes)(1)             5.700     04/01/2012   04/01/2009(B)           37,952
      1,000,000   CT Devel. Authority (Mary Wade Home)              6.375     12/01/2018   12/01/2009(B)          983,390
      2,000,000   CT Devel. Authority Airport Facility (Learjet)    7.950     04/01/2026   10/01/2014(B)        1,658,600


                   5 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Connecticut Continued
$    11,000,000   CT Devel. Authority Pollution Control
                     (Connecticut Light & Power Company)(1)         5.950%    09/01/2028   09/01/2028     $     7,946,400
         30,000   CT GO                                             5.650     03/15/2012   03/15/2009(B)           30,094
        125,000   CT H&EFA (Bridgeport Hospital)(1)                 5.375     07/01/2019   01/01/2009(B)          114,329
         55,000   CT H&EFA (Bridgeport Hospital)(1)                 6.625     07/01/2018   01/01/2009(B)           55,244
        420,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                     Hospital Foundation Obligated Group)(1)        6.500     07/01/2012   01/01/2009(B)          420,374
        185,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)        5.375     07/01/2026   06/04/2022(A)          167,556
         15,000   CT H&EFA (New Horizons)(1)                        5.875     11/01/2012   05/01/2009(B)           15,005
         10,000   CT HFA(1)                                         5.125     05/15/2021   11/15/2009(B)            9,695
         30,000   CT HFA(1)                                         5.200     11/15/2020   02/04/2018(A)           27,550
         10,000   CT HFA(1)                                         5.375     11/15/2018   05/25/2015(A)            9,757
        130,000   CT HFA, Series C(1)                               5.500     11/15/2035   04/13/2033(A)          107,463
        100,000   CT Special Obligation Parking (Bradley
                     International Airport Parking Company)(1)      6.500     07/01/2018   03/09/2016(A)           82,313
        180,000   Eastern CT Res Rec (Wheelabrator Lisbon)(1)       5.500     01/01/2014   10/26/2011(A)          150,755
        600,000   Mashantucket, CT Western Pequot Tribe, Series B   5.600     09/01/2009   09/01/2009             590,190
                                                                                                          ---------------
                                                                                                               12,927,276
                                                                                                          ---------------
Delaware--0.1%
         25,000   DE EDA (General Motors Corp.)                     5.600     04/01/2009   04/01/2009               4,775
        600,000   DE EDA (United Waterworks)(1)                     6.200     06/01/2025   06/01/2009(B)          575,598
        345,000   DE Hsg. Authority (Multifamily Mtg.)              6.950     07/01/2014   07/25/2010(A)          365,835
         20,000   DE Hsg. Authority (Multifamily Mtg.)(1)           7.375     01/01/2015   09/11/2011(A)           17,938
         15,000   DE Hsg. Authority (Single Family Mtg.)(1)         5.450     01/01/2032   01/01/2009(C)           13,466
          5,000   DE Hsg. Authority (Single Family Mtg.)(1)         5.500     07/01/2013   01/01/2009(B)            4,980
         20,000   DE Hsg. Authority (Single Family Mtg.)(1)         5.550     07/01/2009   07/01/2009              20,131
         25,000   DE Hsg. Authority (Single Family Mtg.)(1)         6.050     07/01/2028   07/01/2009(B)           24,463
                                                                                                          ---------------
                                                                                                                1,027,186
                                                                                                          ---------------
District of Columbia--1.3%
        200,000   District of Columbia (James F. Oyster
                     Elementary School)(1)                          6.450     11/01/2034   11/16/2033(A)          134,674
         60,000   District of Columbia HFA (Single Family),
                     Series A(1)                                    6.850     06/01/2031   06/28/2009(C)           60,595
         10,000   District of Columbia HFA (Single Family),
                     Series B(1)                                    5.850     06/01/2009   12/01/2008(B)            9,999


                   6 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
District of Columbia Continued
$        25,000   District of Columbia HFA (Single Family),
                     Series B(1)                                    5.900%    12/01/2028   06/01/2009(B)  $        24,267
     11,495,000   District of Columbia Tobacco Settlement
                     Financing Corp.(1)                             6.250     05/15/2024   11/01/2011(C)        9,511,193
     11,320,000   District of Columbia Tobacco Settlement
                     Financing Corp.(1)                             6.750     05/15/2040   01/29/2025(A)        7,680,960
    207,670,000   District of Columbia Tobacco Settlement
                     Financing Corp. (TASC)                         7.000(2)  06/15/2046   06/13/2024(A)        3,505,470
                                                                                                          ---------------
                                                                                                               20,927,158
                                                                                                          ---------------
Florida--9.5%
      4,610,000   Arborwood, FL Community Devel. District
                     (Centex Homes)(1)                              5.250     05/01/2016   05/01/2016           3,465,475
         15,000   Baker County, FL Hospital Authority(1)            5.300     12/01/2023   11/04/2019(A)            9,840
         15,000   Bay County, FL Water System(1)                    6.250     09/01/2014   03/01/2009(B)           15,055
      1,390,000   Bonnet Creek, FL Resort Community Devel.
                     District Special Assessment(1)                 7.125     05/01/2012   01/10/2010(A)        1,274,199
      6,000,000   Brevard County, FL Health Facilities Authority
                     (Holmes Regional Medical Center)(1)            5.600     10/01/2010   04/01/2009(B)        6,004,620
        250,000   Brevard County, FL Health Facilities Authority
                     (Holmes Regional Medical Center)(1)            5.625     10/01/2014   04/01/2009(B)          250,005
         10,000   Brevard County, FL Health Facilities Authority
                     (Wuesthoff Health Services)(1)                 5.400     04/01/2013   04/01/2009(B)            9,947
         20,000   Brevard County, FL Health Facilities Authority
                     (Wuesthoff Memorial Hospital)(1)               5.300     04/01/2011   04/01/2009(B)           20,002
         30,000   Brevard County, FL Industrial Devel. (The
                     Kroger Company)                                7.250     01/01/2009   01/01/2009              30,000
      2,000,000   Broward County, FL Airport Facilities (Learjet)   7.500     11/01/2020   11/01/2014(B)        1,651,160
         80,000   Broward County, FL Airport System(1)              5.125     10/01/2017   10/01/2017              73,829
          5,000   Broward County, FL Airport System (Passenger
                     Facility)(1)                                   5.250     10/01/2014   10/01/2014               4,861
         75,000   Broward County, FL Airport System (Passenger
                     Facility)(1)                                   5.250     10/01/2015   10/01/2015              72,222
        265,000   Broward County, FL HFA                            5.400     10/01/2038   10/04/2010(C)          205,738
         70,000   Broward County, FL HFA (Bridgewater Place
                     Apartments)(1)                                 5.500     04/01/2041   06/23/2038(A)           57,077
        365,000   Broward County, FL HFA (Cross Keys Apartments)    5.800     10/01/2033   08/20/2031(A)          315,309
        180,000   Broward County, FL HFA (Pompano Oaks
                     Apartments)(1)                                 6.100     12/01/2038   04/19/2034(A)          162,277
         55,000   Broward County, FL HFA (Praxis of Deerfield
                     Beach III)(1)                                  5.300     09/01/2023   07/21/2021(A)           49,053


                   7 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
$        90,000   Broward County, FL HFA (Praxis of Deerfield
                     Beach)(1)                                      5.350%    03/01/2031   12/14/2027(A)  $        74,890
         80,000   Broward County, FL HFA (Stirling Apartments)(1)   5.650     10/01/2028   06/15/2024(A)           71,025
         50,000   Broward County, FL HFA (Venice Homes
                     Apartments)(1)                                 5.650     01/01/2022   09/23/2019(A)           46,308
         35,000   Broward County, FL Port Facilities(1)             5.000     09/01/2027   12/28/2023(A)           26,846
        105,000   Cape Coral, FL Health Facilities Authority
                     (Gulf Care)(1)                                 6.000     10/01/2016   04/01/2009(B)          104,284
         20,000   Clay County, FL HFA (Single Family Mtg.)          5.300     10/01/2029   07/31/2025(A)           16,785
         30,000   Collier County, FL HFA (Saxon Manor Isle
                     Apartments)(1)                                 5.450     03/01/2030   10/31/2026(A)           25,577
        380,000   Collier County, FL HFA (Whistlers Green
                     Apartments)(1)                                 5.400     12/01/2027   06/27/2024(A)          328,537
        245,000   Collier County, FL HFA (Whistlers Green
                     Apartments)(1)                                 5.450     06/01/2039   08/10/2034(A)          197,556
        840,000   Collier County, FL IDA (Allete)(1)                6.500     10/01/2025   10/01/2025             634,897
      1,700,000   Concorde Estates, FL Community Devel.
                     District(1)                                    5.000     05/01/2011   06/06/2010(A)        1,021,462
         10,000   Cypress Club, FL Special Recreational
                     District(1)                                    7.100     09/01/2013   03/01/2009(B)           10,045
        145,000   Dade County, FL GO (Seaport)(1)                   5.125     10/01/2021   04/01/2009(B)          145,048
         70,000   Dade County, FL GO (Seaport)(1)                   5.400     10/01/2021   04/01/2009(B)           70,126
        225,000   Dade County, FL GO (Seaport)(1)                   5.450     10/01/2016   04/01/2009(B)          225,601
        120,000   Dade County, FL GO (Seaport)(1)                   5.500     10/01/2026   04/01/2009(B)          119,998
      1,605,000   Dade County, FL GO (Seaport)(1)                   5.750     10/01/2015   04/01/2009(B)        1,609,719
        100,000   Dade County, FL HFA (Golden Lakes Apartments)     6.000     11/01/2032   09/14/2030(A)           85,007
         45,000   Dade County, FL HFA (Golden Lakes Apartments)     6.050     11/01/2039   10/29/2036(A)           37,193
         20,000   Dade County, FL HFA (New Horizons
                     Associates)(1)                                 5.875     07/15/2024   01/15/2010(B)           19,843
        110,000   Dade County, FL HFA (Siesta Pointe
                     Apartments)(1)                                 5.700     09/01/2022   07/14/2020(A)          105,067
        170,000   Dade County, FL HFA (Siesta Pointe
                     Apartments)(1)                                 5.750     09/01/2029   08/24/2026(A)          152,051
         75,000   Dade County, FL Res Rec(1)                        5.500     10/01/2010   04/01/2009(B)           75,009
        985,000   Dade County, FL Res Rec(1)                        5.500     10/01/2013   04/01/2009(B)          975,514
         45,000   Duval County, FL HFA (Single Family Mtg.)         5.300     04/01/2029   04/01/2010(B)           42,111
        900,000   East Homestead, FL Community Devel. District(1)   5.000     05/01/2011   05/01/2011             634,500
         35,000   Edgewater, FL Water & Sewer(1)                    5.500     10/01/2013   04/01/2009(B)           35,078
        205,000   Edgewater, FL Water & Sewer(1)                    5.500     10/01/2021   04/01/2009(B)          205,355
      5,140,000   Escambia County, FL Health Facilities Authority   5.950     07/01/2020   07/01/2020           5,087,366


                   8 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
$       115,000   Escambia County, FL Health Facilities
                     Authority (Baptist Manor)(1)                   5.125%    10/01/2019   11/06/2017(A)  $        96,160
         10,000   Escambia County, FL HFA (Single Family Mtg.)      5.500     10/01/2031   02/24/2028(A)            8,474
          5,000   Escambia County, FL School Board COP(1)           5.500     02/01/2016   02/01/2009(B)            5,011
      1,170,000   Fiddler's Creek, FL Community Devel.
                     District(1)                                    5.800     05/01/2021   05/01/2021             834,070
      1,000,000   Fiddler's Creek, FL Community Devel.
                     District(1)                                    5.875     05/01/2021   10/12/2015(A)          718,160
         50,000   FL Agriculture & Mechanical University
                     (Student Apartment Facility)(1)                5.600     07/01/2013   01/01/2009(B)           50,116
         95,000   FL Agriculture & Mechanical University
                     (Student Apartment Facility)(1)                5.625     07/01/2021   01/01/2009(B)           95,174
        150,000   FL Agriculture & Mechanical University
                     (Student Apartment Facility)(1)                5.625     07/01/2025   01/01/2009(B)          148,965
         10,000   FL Agriculture & Mechanical University
                     (Student Apartment Facility)(1)                6.500     07/01/2017   01/01/2009(B)           10,033
         25,000   FL Agriculture & Mechanical University
                     (Student Apartment Facility)(1)                6.500     07/01/2023   01/01/2009(B)           25,082
        235,000   FL Capital Projects Finance Authority
                     (Peerless Group)(1)                            7.500     08/01/2019   12/06/2014(A)          188,731
         20,000   FL Correctional Private Commission (350 Bed
                     Youthful) COP(1)                               5.000     08/01/2017   02/01/2009(B)           20,010
         20,000   FL GO (Jefferson County Road)(1)                  5.900     05/01/2010   05/01/2009(B)           20,072
        150,000   FL HFA(1)                                         6.300     09/01/2036   09/01/2009(B)          139,458
         30,000   FL HFA(1)                                         6.350     07/01/2028   01/01/2009(B)           29,044
         70,000   FL HFA(1)                                         6.350     07/01/2028   01/01/2009(B)           67,768
         15,000   FL HFA (Brittany of Rosemont)(1)                  6.050     07/01/2015   01/01/2009(B)           15,005
         20,000   FL HFA (Grand Court Apartments)(1)                5.300     08/15/2031   07/03/2029(A)           16,499
         20,000   FL HFA (Holly Cove Apartments)(1)                 6.050     10/01/2015   04/01/2009(B)           20,005
        285,000   FL HFA (Holly Cove Apartments)(1)                 6.250     10/01/2035   10/29/2031(A)          263,138
         70,000   FL HFA (Homeowner Mtg.)(1)                        5.900     07/01/2029   07/01/2009(B)           67,519
        110,000   FL HFA (Hsg. Partners of Gainesville)(1)          5.600     07/01/2027   06/22/2024(A)           98,131
         60,000   FL HFA (Landings at Sea Forest)(1)                5.850     12/01/2018   06/01/2009(B)           58,771
        100,000   FL HFA (Landings at Sea Forest)(1)                6.050     12/01/2036   10/21/2029(A)           86,237
         25,000   FL HFA (Landings Boot Ranch)(1)                   5.875     11/01/2015   05/01/2009(B)           25,006
         30,000   FL HFA (Landings Boot Ranch)(1)                   6.000     11/01/2025   08/18/2021(A)           28,564
        690,000   FL HFA (Landings Boot Ranch)(1)                   6.100     11/01/2035   05/01/2009(B)          692,905
        150,000   FL HFA (Leigh Meadows Apartments)(1)              6.100     09/01/2016   03/01/2009(B)          149,993


                   9 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
 $       60,000   FL HFA (Mar Lago Village Apartments)(1)           5.900%    12/01/2027   10/04/2023(A)  $        55,556
         50,000   FL HFA (Mar Lago Village Apartments)(1)           6.000     06/01/2039   12/09/2034(A)           44,132
         90,000   FL HFA (Mar Lago Village Associates)(1)           6.000     06/01/2039   12/09/2034(A)           79,437
        190,000   FL HFA (Reserve at Kanpaha)(1)                    5.500     07/01/2020   01/01/2009(B)          194,558
         60,000   FL HFA (Reserve at North Shore)(1)                5.500     11/01/2020   05/13/2017(A)           56,750
         25,000   FL HFA (Reserve at North Shore)(1)                5.600     11/01/2027   10/21/2024(A)           22,275
          5,000   FL HFA (Riverfront Apartments)(1)                 6.100     04/01/2017   04/01/2009(B)            5,009
         80,000   FL HFA (Riverfront Apartments)(1)                 6.200     04/01/2027   02/17/2023(A)           80,150
         70,000   FL HFA (Sarah's Place Apartments)(1)              5.250     05/01/2022   01/29/2019(A)           63,429
         15,000   FL HFA (Sarah's Place Apartments)(1)              5.400     11/01/2032   12/02/2030(A)           12,446
         25,000   FL HFA (Spinnaker Cove Apartments)(1)             6.375     07/01/2026   01/01/2009(B)           24,485
         75,000   FL HFA (Stoddert Arms Apartments)(1)              6.300     09/01/2036   09/01/2009(B)           69,729
         65,000   FL HFA (Villas of Capri)(1)                       6.100     04/01/2017   04/01/2009(B)           65,020
         70,000   FL HFA (Wentworth Apartments)(1)                  5.300     05/01/2039   05/31/2037(A)           55,393
         50,000   FL HFA (Wentworth Apartments)(1)                  5.375     11/01/2029   09/10/2027(A)           42,266
         30,000   FL HFA (Wentworth Apartments)(1)                  5.400     04/01/2032   05/02/2030(A)           24,943
         20,000   FL HFA (Wentworth Apartments)(1)                  5.400     11/01/2034   05/31/2032(A)           16,301
         50,000   FL HFA (Westlake Apartments)(1)                   5.300     09/01/2031   07/22/2029(A)           41,239
         75,000   FL HFA (Willow Lake Apartments)(1)                5.400     01/01/2032   02/01/2030(A)           62,421
         25,000   FL HFA (Windchase Apartments)(1)                  5.750     12/01/2017   06/01/2009(B)           25,015
        205,000   FL HFA (Windchase Apartments)(1)                  6.000     06/01/2039   07/25/2034(A)          180,939
         95,000   FL HFA (Windchase Apartments)(1)                  6.000     06/01/2039   07/25/2034(A)           83,850
         75,000   FL HFA (Windchase Apartments), Series C(1)        5.900     12/01/2027   08/20/2023(A)           69,446
        950,000   FL HFA (Woodbridge Apartments)(1)                 6.050     12/01/2016   05/01/2009(B)          950,209
      1,750,000   FL HFA (Woodbridge Apartments)(1)                 6.150     12/01/2026   09/13/2022(A)        1,682,030
      3,500,000   FL HFA (Woodbridge Apartments)(1)                 6.250     06/01/2036   09/06/2032(A)        3,311,630
        260,000   FL HFA (Worthington Apartments)(1)                6.050     12/01/2025   09/11/2021(A)          247,572
        115,000   FL HFA (Worthington Apartments)(1)                6.200     12/01/2035   12/26/2031(A)          105,387
        355,000   FL HFA (Worthwhile Devel. Ltd./Riverfront
                     Apartments)(1)                                 6.250     04/01/2037   01/26/2033(A)          355,671
         35,000   FL HFA, Series 3(1)                               6.200     07/01/2016   01/01/2009(B)           35,009
         35,000   FL HFA, Series 3(1)                               6.300     07/01/2024   01/01/2009(B)           34,996
        865,000   FL HFC                                            5.485(2)  07/01/2030   01/01/2011(B)          246,871
     18,175,000   FL HFC(3)                                         5.750     01/01/2037   08/01/2023(A)       17,505,431
         15,000   FL HFC(1)                                         5.900     07/01/2021   07/01/2009(B)           14,744
         10,000   FL HFC(1)                                         5.950     01/01/2032   09/06/2028(A)            9,029
         15,000   FL HFC (Andrews Place Apartments)(1)              5.000     11/01/2033   09/17/2031(A)           11,561


                  10 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
$       180,000   FL HFC (Ashton Lake Apartments)(1)                5.700%    07/01/2033   11/06/2031(A)  $       156,348
        125,000   FL HFC (Ashton Lake Apartments)(1)                5.875     01/01/2041   02/17/2039(A)          108,264
        430,000   FL HFC (Bernwood Trace Associates)                5.832(2)  12/01/2029   09/02/2024(A)           96,948
        450,000   FL HFC (Brittany of Rosemont)(1)                  6.250     07/01/2035   02/10/2031(A)          415,656
         50,000   FL HFC (Deer Meadows Apartments)                  5.800     11/01/2019   08/02/2019(A)           49,184
         20,000   FL HFC (Grande Court Apartments)(1)               5.375     02/15/2035   09/09/2033(A)           16,247
         15,000   FL HFC (Hampton Court Apartments)                 5.600     03/01/2032   05/16/2029(A)           12,883
        100,000   FL HFC (Holly Cove Apartments)(1)                 6.150     10/01/2025   07/04/2021(A)           96,250
         60,000   FL HFC (Homeowner Mtg.)(1)                        5.350     01/01/2021   01/01/2009(C)           55,546
         30,000   FL HFC (Homeowner Mtg.)(1)                        5.500     07/01/2012   07/01/2009(B)           30,005
        155,000   FL HFC (Homeowner Mtg.)                           5.580(2)  01/01/2029   06/01/2009(B)           48,275
         30,000   FL HFC (Homeowner Mtg.)(1)                        5.750     07/01/2017   07/01/2009(B)           30,256
      8,725,000   FL HFC (Homeowner Mtg.)(1)                        5.750     01/01/2037   08/01/2011(C)        8,403,484
         45,000   FL HFC (Hunters Ridge-Deerwood)(1)                5.300     12/01/2028   08/11/2024(A)           38,433
        120,000   FL HFC (Logan Heights Apartments)(1)              5.850     10/01/2033   03/04/2031(A)          106,164
        120,000   FL HFC (Logan Heights Apartments)(1)              6.000     10/01/2039   10/01/2009(B)          125,812
         20,000   FL HFC (Logan's Pointe Apartments)(1)             5.900     12/01/2019   12/01/2009(B)           20,021
      5,065,000   FL HFC (Logan's Pointe Apartments)(1)             6.000     06/01/2039   09/09/2035(A)        4,570,605
        200,000   FL HFC (Logan's Pointe Apartments)                6.276(2)  12/01/2029   08/28/2024(A)           45,092
         25,000   FL HFC (Marina Bay Apartments)(1)                 5.750     08/01/2033   12/03/2031(A)           21,884
        125,000   FL HFC (Peacock Run Apartments)(1)                5.400     08/01/2042   08/01/2039(A)           99,790
        350,000   FL HFC (Raceway Pointe Apartments)                5.950     09/01/2032   12/18/2030(A)          314,822
        110,000   FL HFC (Raceway Pointe Partners)                  5.750     09/01/2027   03/29/2024(A)          100,147
         20,000   FL HFC (Riley Chase Apartments)(1)                5.600     10/01/2016   10/01/2009(B)           20,033
        155,000   FL HFC (Riley Chase Apartments)(1)                6.000     10/01/2039   06/28/2035(A)          155,277
         15,000   FL HFC (River Trace Senior Apartments)(1)         5.700     07/01/2035   12/02/2032(A)           12,824
         35,000   FL HFC (Seminole Ridge Apartments)(1)             6.000     10/01/2029   10/12/2025(A)           32,270
        100,000   FL HFC (Spring Harbor Apartments)(1)              5.900     08/01/2039   04/25/2035(A)           86,642
         20,000   FL HFC (Waterbridge Apartments)                   5.125     08/01/2027   05/04/2027(A)           16,619
         50,000   FL HFC (Waverly Apartments)(1)                    6.200     07/01/2035   05/22/2033(A)           45,961
        295,000   FL HFC (Westwood Apartments)(1)                   5.450     02/01/2041   09/10/2032(A)          238,487
         40,000   FL HFC (Winterlakes Sanctuary), Series H-1(1)     6.000     09/01/2032   02/07/2030(A)           36,300
        180,000   FL HFC (Woodridge Apartments)(1)                  5.850     10/01/2033   01/29/2032(A)          159,246
         15,000   FL HFC (Woodridge Apartments)(1)                  6.000     10/01/2039   03/03/2037(A)           13,233
         95,000   FL Ports Financing Commission(1)                  5.125     06/01/2011   06/01/2009(B)           94,420


                  11 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
$        75,000   FL Ports Financing Commission(1)                  5.375%    06/01/2016   07/09/2014(A)  $        71,984
        130,000   FL Ports Financing Commission(1)                  5.375     06/01/2027   08/26/2022(A)          105,372
         35,000   FL Ports Financing Commission(1)                  5.500     10/01/2029   05/30/2027(A)           28,395
         45,000   FL State Board of Education GO(1)                 5.750     06/01/2022   06/01/2010(B)           46,511
         10,000   FL State Board of Regents (University Central
                     Florida)(1)                                    6.000     10/01/2013   10/01/2009 (B)          10,033
         25,000   FL State Division of Bond Finance (Dept. of
                     Environmental Protection)(1)                   5.375     07/01/2010   01/01/2009(B)           25,074
        600,000   Gulf Breeze, FL GO(1)                             6.050     12/01/2015   06/01/2009(B)          600,270
        105,000   Halifax, FL Hospital Medical Center(1)            5.200     04/01/2018   11/24/2015(A)           87,203
      1,055,000   Highlands, FL Community Devel. District(1)        5.000     05/01/2011   05/01/2010(A)          929,086
      2,000,000   Hillsborough County, FL IDA (National Gypsum
                     Company)(1)                                    7.125     04/01/2030   04/01/2030           1,065,660
         30,000   Indian River County, FL Hospital District
                     (IRMH/IRHS/HSIR Obligated Group)(1)            5.700     10/01/2015   04/01/2009(B)           30,061
         50,000   Jacksonville, FL Capital Improvement (Gator
                     Bowl)(1)                                       5.250     10/01/2025   07/08/2022(B)           47,640
      1,000,000   Jacksonville, FL EDC (Met Packaging
                     Solutions)(1)                                  5.500     10/01/2030   05/28/2028(A)          692,320
      5,555,000   Jacksonville, FL EDC (Met Packaging
                     Solutions)(1)                                  5.875     06/01/2025   05/19/2021(A)        4,347,787
      2,910,000   Jacksonville, FL EDC (Met Packaging
                     Solutions)(1)                                  5.875     06/01/2031   01/29/2029(A)        2,214,830
         10,000   Jacksonville, FL Excise Taxes(1)                  5.000     10/01/2016   04/01/2009(B)           10,022
         10,000   Jacksonville, FL Hsg. (Windermere Manor)(1)       5.875     03/20/2028   03/20/2009(B)            9,713
         70,000   Jacksonville, FL Port Authority                   5.625     11/01/2026   12/12/2024(A)           58,986
         20,000   Jacksonville, FL Port Authority                   5.700     11/01/2021   11/14/2020(A)           18,121
     15,020,000   Jacksonville, FL Port Authority                   6.000     11/01/2038   01/28/2035(A)       12,956,853
          5,000   Jacksonville, FL Sales Tax (River City
                     Renaissance)(1)                                5.125     10/01/2018   04/23/2017(A)            4,910
        990,000   Jacksonville, FL Water and Sewage (United
                     Waterworks)(1)                                 6.350     08/01/2025   08/01/2025             914,423
         50,000   Lakeland, FL Hospital System (Lakeland
                     Regional Medical Center)(1)                    5.250     11/15/2016   05/01/2009(B)           48,028
         40,000   Lakeland, FL Hospital System (Lakeland
                     Regional Medical Center)(1)                    5.250     11/15/2025   03/19/2022(A)           32,297
         25,000   Lakeland, FL Light & Water(1)                     5.750     10/01/2019   04/01/2009(B)           27,903
     14,950,000   Lee County, FL Airport(3)                         6.000     10/01/2032   08/05/2031(A)       13,068,154
         30,000   Lee County, FL COP (Master Lease)(1)              5.125     10/01/2012   04/01/2009(B)           30,059
        150,000   Lee County, FL HFA (Single Family Mtg.)           6.450     03/01/2031   03/01/2017(C)          151,545
        525,000   Lee County, FL HFA (Single Family Mtg.)           7.100     03/01/2034   09/01/2009(C)          537,117


                  12 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
$        15,000   Lee County, FL Passenger Facility Charge(1)       5.000%    10/01/2011   04/01/2009(B)  $        14,836
         50,000   Lee County, FL Passenger Facility Charge(1)       5.000     10/01/2013   10/01/2013              48,493
        450,000   Lee County, FL Passenger Facility Charge(1)       5.000     10/01/2018   11/05/2016(A)          403,632
      1,520,000   Manatee County, FL HFA (Single Family Mtg.)       5.400     03/01/2035   08/15/2009(C)        1,435,990
         20,000   Manatee County, FL HFA (Single Family Mtg.)       5.500     03/01/2035   09/01/2015(A)           18,026
          5,000   Manatee County, FL HFA, Series A(1)               9.125     06/01/2016   05/01/2009(B)            5,015
         35,000   Manatee County, FL Port Authority(1)              5.250     10/01/2009   04/01/2009(B)           35,018
         25,000   Manatee County, FL Port Authority(1)              5.400     10/01/2013   04/01/2009(B)           24,657
         35,000   Martin County, FL Health Facilities Authority
                     (Martin Memorial Medical Center)(1)            5.250     11/15/2020   11/28/2019(B)           30,039
     10,125,000   Martin County, FL IDA (Indiantown
                     Cogeneration)(1)                               7.875     12/15/2025   10/05/2023(B)        8,372,666
        270,000   Martin County, FL IDA (Indiantown
                     Cogeneration)(1)                               8.050     12/15/2025   10/09/2023(B)          223,771
         90,000   Miami, FL Community Redevel. (Southeast
                     Overtown/Park West)(1)                         8.500     10/01/2015   04/01/2009(B)           90,090
         25,000   Miami-Dade County, FL Aviation(1)                 5.250     10/01/2015   10/01/2015              24,074
         50,000   Miami-Dade County, FL Aviation(1)                 5.250     10/01/2017   10/01/2017              46,607
         15,000   Miami-Dade County, FL Aviation (Miami
                     International Airport)(1)                      5.250     10/01/2022   10/01/2022              12,710
        100,000   Miami-Dade County, FL Aviation (Miami
                     International Airport)(1)                      6.000     10/01/2029   11/12/2027(A)           86,919
         15,000   Miami-Dade County, FL HFA (Country Club Villas
                     Apartments)(1)                                 6.000     10/01/2015   04/01/2011(B)           15,124
         20,000   Miami-Dade County, FL HFA (Country Club Villas
                     Apartments)(1)                                 6.100     10/01/2029   08/04/2025(A)           18,557
      5,145,000   Miami-Dade County, FL HFA (Country Club Villas
                     Apartments)(1)                                 6.200     10/01/2039   08/07/2035(A)        4,675,107
      1,440,000   Miami-Dade County, FL HFA (Homeownership Mtg.)    5.450     10/01/2038   11/08/2013(C)        1,113,163
        200,000   Miami-Dade County, FL HFA (Marbrisa
                     Apartments)(1)                                 6.050     08/01/2029   08/01/2010(B)          188,770
        100,000   Miami-Dade County, FL HFA (Sunset Bay
                     Apartments)(1)                                 6.050     01/01/2041   08/23/2036(A)           88,970
      5,000,000   Miami-Dade County, FL IDA (Waste
                     Management/Waste Management of FL Obligated
                     Group)(4)                                      7.000     12/01/2018   12/01/2010(A)        4,930,900
         20,000   Miami-Dade County, FL Special Obligation,
                     Series B                                       5.426(2)  10/01/2031   10/01/2031               4,501
         50,000   Naples, FL Hospital Revenue (Naples Community
                     Hospital)(1)                                   5.375     10/01/2011   04/01/2009(B)           50,006


                  13 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
$       100,000   Naples, FL Hospital Revenue (Naples Community
                     Hospital)(1)                                   5.500%    10/01/2026   04/01/2009(B)  $        80,329
         25,000   North Palm Beach Heights, FL Water Control
                     District, Series A(1)                          6.500     10/01/2012   04/01/2009(B)           25,097
         25,000   Oakland Park, FL Utilities System(1)              5.250     09/01/2014   03/01/2009(B)           25,067
        310,000   Oakland, FL Charter School(1)                     6.950     12/01/2015   05/01/2011(A)          289,432
         20,000   Ocoee, FL Water & Sewer System(1)                 5.375     10/01/2016   04/01/2009(B)           20,043
         25,000   Okaloosa County, FL Airport(1)                    5.500     10/01/2023   09/08/2019(A)           18,428
      1,200,000   Okaloosa County, FL Airport(1)                    6.000     10/01/2030   12/16/2027(A)          837,588
         20,000   Orange County, FL Health Facilities
                     Authority(1)                                   6.000     10/01/2026   12/12/2021(A)           17,141
         50,000   Orange County, FL HFA                             5.150     03/01/2022   09/01/2009(B)           50,667
      1,545,000   Orange County, FL HFA                             5.650     09/01/2034   09/01/2013(C)        1,540,087
         10,000   Orange County, FL HFA                             5.700     09/01/2026   01/25/2010(C)            9,107
         15,000   Orange County, FL HFA                             5.750     03/01/2030   09/02/2010(B)           13,769
         20,000   Orange County, FL HFA(1)                          5.800     09/01/2017   09/01/2009(B)           20,084
         25,000   Orange County, FL HFA (Homeowner)                 5.000     09/01/2017   03/28/2009(C)           24,174
         25,000   Orange County, FL HFA (Homeowner)                 5.450     09/01/2022   03/01/2012(B)           23,991
         30,000   Orange County, FL HFA (Homeowner)                 5.500     09/01/2027   03/01/2012(B)           28,420
         40,000   Orange County, FL HFA (Loma Vista)                5.400     09/01/2019   03/01/2011(B)           38,329
        120,000   Orange County, FL HFA (Loma Vista)                5.500     03/01/2032   05/25/2029(A)          101,429
        620,000   Orange County, FL HFA (Seminole Pointe)           5.650     12/01/2017   01/25/2015(A)          497,928
         25,000   Orange County, FL HFA (Single Family Mtg.)(1)     5.875     03/01/2028   09/01/2009(B)           24,230
         60,000   Orange County, FL HFA (Single Family Mtg.)(1)     5.950     03/01/2028   03/05/2025(A)           55,541
        235,000   Osceola County, FL HFA (Tierra Vista
                     Apartments)(1)                                 5.800     12/01/2029   12/01/2029             211,371
         45,000   Pace, FL Property Finance Authority(1)            5.375     09/01/2020   03/01/2009(B)           45,009
        120,000   Palm Beach County, FL Health Facilities
                     Authority (ACTS Retirement/Life
                     Communities)(1)                                5.125     11/15/2029   10/17/2029(A)           74,772
        100,000   Palm Beach County, FL Health Facilities
                     Authority (Jupiter Medical Center)(1)          5.250     08/01/2018   02/01/2009(B)           99,113
        210,000   Palm Beach County, FL Health Facilities
                     Authority (Jupiter Medical Center)(1)          5.250     08/01/2023   12/31/2021(A)          192,018
         15,000   Palm Beach County, FL Health Facilities
                     Authority (Life Care Retirement
                     Communities)(1)                                5.500     10/01/2011   04/01/2009(B)           14,990
         50,000   Palm Beach County, FL HFA (Chelsea Commons
                     Apartments)(1)                                 5.600     12/01/2012   06/01/2009(B)           50,030


                  14 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
$        35,000   Palm Beach County, FL HFA (Chelsea Commons
                     Apartments)(1)                                 5.800%    12/01/2017   06/01/2009(B)  $        34,586
        400,000   Palm Beach County, FL HFA (Chelsea Commons
                     Apartments)(1)                                 5.850     12/01/2022   10/12/2020(A)          385,964
        250,000   Palm Beach County, FL HFA (Chelsea Commons
                     Apartments)(1)                                 5.900     06/01/2029   08/13/2026(B)          227,905
         80,000   Palm Beach County, FL HFA (Golden Lake Hsg.
                     Assoc.)(1)                                     6.100     08/01/2029   09/09/2024(A)           74,675
        130,000   Palm Beach County, FL HFA (Pinnacle Palms
                     Apartments)(1)                                 5.650     07/01/2031   04/28/2027(A)          113,437
        850,000   Palm Beach County, FL HFA (Windsor Park
                     Apartments)                                    5.850     12/01/2033   12/16/2027(A)          701,021
        235,000   Palm Beach County, FL HFA (Windsor Park
                     Apartments)                                    5.900     06/01/2038   07/05/2036(A)          191,776
      1,100,000   Palm Glades, FL Community Devel. District(1)      4.850     05/01/2011   08/01/2010(A)          717,563
        800,000   Pasco County, FL HFA (Pasco Woods)(1)             5.800     08/01/2029   05/16/2025(A)          720,160
        330,000   Pinellas County, FL HFA                           5.500     03/01/2036   04/01/2009(C)          297,096
      3,800,000   Pinellas County, FL HFA (Oaks of Clearwater)(1)   6.375     06/01/2019   11/09/2013(C)        3,605,972
         10,000   Pinellas County, FL HFA (Single Family Hsg.)      5.200     09/01/2021   12/26/2019(A)            9,065
         35,000   Pinellas County, FL HFA (Single Family Hsg.)      5.300     09/01/2030   09/15/2009(C)           31,056
        155,000   Pinellas County, FL HFA (Single Family Hsg.)      5.450     09/01/2034   03/01/2009(C)          151,471
         25,000   Pinellas County, FL HFA (Single Family Hsg.)      5.550     03/01/2032   09/01/2010(B)           22,613
         70,000   Pinellas County, FL HFA (Single Family Hsg.)      5.600     09/01/2025   03/01/2009(C)           67,756
          5,000   Pinellas County, FL HFA (Single Family Hsg.)      6.000     09/01/2018   09/01/2009(B)            5,065
         45,000   Pinellas County, FL HFA (Single Family Mtg.)      5.250     03/01/2016   03/01/2009(B)           45,156
         15,000   Pinellas County, FL HFA (Single Family Mtg.)      5.450     09/01/2029   12/19/2026(A)           12,842
      3,895,000   Pinellas County, FL HFA (Single Family Mtg.)      5.500     09/01/2047   10/23/2012(C)        3,635,048
         10,000   Pinellas County, FL HFA (Single Family Mtg.)      5.800     03/01/2029   07/18/2009(C)            9,011
         20,000   Pinellas County, FL HFA, Series B                 6.200     09/01/2034   09/01/2012(B)           20,232
         80,000   Port Everglades, FL Authority,
                     Series A(1)                                    5.000     09/01/2016   03/25/2015(A)           78,394
         80,000   Port Palm Beach, FL District(1)                   5.500     09/01/2024   10/09/2022(A)           67,838
         30,000   Port St. Lucie, FL Special Assessment(1)          5.400     10/01/2016   04/01/2009(B)           30,065
        285,000   Santa Rosa Bay, FL Bridge Authority(1)            6.250     07/01/2028   03/10/2026(A)          184,349
         50,000   St. Petersburg Beach, FL GO(1)                    5.250     10/01/2013   04/01/2009(B)           50,133


                  15 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Florida Continued
$        35,000   Tallahassee, FL Health Facilities (Tallahassee
                     Memorial Medical Center)(1)                    6.000%    12/01/2015   06/01/2009(B)  $        35,006
         10,000   Tampa, FL Solid Waste (McKay Bay
                     Refuse-to-Energy)(1)                           5.250     10/01/2014   10/01/2010(B)            9,722
        105,000   Tampa, FL Solid Waste (McKay Bay
                     Refuse-to-Energy)(1)                           5.250     10/01/2016   10/01/2010(B)          102,063
         25,000   University of South Florida (University
                     Bookstore)(1)                                  6.000     07/01/2014   01/01/2009(B)           25,071
        950,000   Village, FL Community Devel. District(1)          7.625     05/01/2017   03/01/2010(B)          918,707
        100,000   Volusia County, FL Educational Facility
                     Authority (Stetson University)(1)              5.500     06/01/2022   05/01/2009(B)          100,014
        180,000   Volusia County, FL Health Facilities Authority
                     (John Knox Village of Florida)(1)              6.000     06/01/2017   06/01/2009(B)          176,490
         10,000   Volusia County, FL HFA (Spring Arbor
                     Apartments)(1)                                 5.200     08/01/2023   06/22/2021(A)            8,829
      1,000,000   Waterford Estates, FL Community Devel.
                     District Special Assessment(8)                 5.125     05/01/2013   05/15/2009(A)          462,640
      1,000,000   Watergrass, FL Community Devel. District
                     Special Assessment(1)                          4.875     11/01/2010   11/01/2010             551,920
                                                                                                          ---------------
                                                                                                              150,026,818
                                                                                                          ---------------
Georgia--2.9%
         85,000   Acworth, GA Hsg. Authority (Wingate Falls
                     Apartments)(1)                                 6.125     03/01/2017   03/01/2009(B)           85,064
         45,000   Acworth, GA Hsg. Authority (Wingate Falls
                     Apartments)(1)                                 6.200     03/01/2027   02/25/2023(A)           43,244
        700,000   Albany-Dougherty, GA Payroll Devel. Authority
                     (Proctor & Gamble Company)(1)                  5.300     05/15/2026   05/15/2026             624,484
      2,045,000   Atlanta, GA Devel. Authority Student Hsg.
                     (Clark Atlanta University)(1)                  6.000     07/01/2036   02/25/2032(A)        1,119,699
        140,000   Atlanta, GA Devel. Authority Student Hsg.
                     (Clark Atlanta University)(1)                  6.250     07/01/2036   05/13/2032(A)           79,573
         40,000   Atlanta, GA GO                                    5.000     12/01/2016   12/01/2009(B)           44,315
         20,000   Atlanta, GA Hsg. Authority (Village at
                     Castleberry)(1)                                5.300     02/20/2029   11/05/2024(A)           16,831
         75,000   Atlanta, GA Hsg. Authority (Village at
                     Castleberry)(1)                                5.400     02/20/2039   10/03/2034(A)           60,401
        900,000   Atlanta, GA Tax Allocation (Eastside)(1)          5.625     01/01/2016   03/27/2012(A)          756,315
         85,000   Atlanta, GA Urban Residential Finance
                     Authority (Fulton Cotton Mill)(1)              6.000     05/20/2017   05/20/2009(B)           85,107


                  16 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Georgia Continued
$        60,000   Atlanta, GA Urban Residential Finance
                     Authority (Fulton Cotton Mill)(1)              6.125%    05/20/2027   02/20/2023(A)  $        57,169
      1,110,000   Chatham County, GA Hospital Authority
                     (Memorial Medical Center-Savannah)(1)          5.250     01/01/2016   01/01/2009(B)        1,061,449
      1,615,000   Chatham County, GA Hospital Authority
                     (Memorial Medical Center-Savannah)(1)          5.500     01/01/2021   01/01/2009(B)        1,406,843
        325,000   Chatham County, GA Hospital Authority
                     (Memorial Medical Center-Savannah)(1)          5.700     01/01/2019   01/01/2009(B)          301,477
         75,000   Chatham County, GA Hospital Authority
                     (Memorial Medical Center-Savannah)(1)          6.125     01/01/2024   11/09/2022(A)           52,820
         95,000   Clayton County, GA Hsg. Authority (Pointe
                     Clear Apartments)(1)                           5.650     07/01/2017   07/01/2009(B)           95,018
         80,000   Clayton County, GA Hsg. Authority (Pointe
                     Clear Apartments)(1)                           5.750     07/01/2029   02/27/2027(A)           71,594
         10,000   Cobb County, GA Hsg. Authority (Garrison
                     Plantation)                                    5.750     07/01/2014   01/01/2009(B)           10,012
         15,000   Colquitt County, GA Hospital Authority
                     Anticipation Certificates(1)                   5.500     03/01/2016   03/01/2009(B)           15,081
      9,465,000   East Point, GA (Camp Creek),
                     Series B(1)                                    8.000     02/01/2026   08/01/2012(B)        8,844,380
      3,000,000   Floyd County, GA Devel. Authority
                     (Temple-Inland)(1)                             5.700     12/01/2015   12/01/2015           2,705,100
         20,000   Fulton County, GA Devel. Authority (Cauley
                     Creek Water)(1)                                5.250     02/01/2021   08/26/2019(A)           17,400
         45,000   Fulton County, GA Devel. Authority (Clark
                     Atlanta University)(1)                         5.375     01/01/2020   01/01/2009(B)           44,997
         30,000   Fulton County, GA Hospital Authority
                     (Northside Hospital)(1)                        5.375     10/01/2012   04/01/2009(B)           29,999
     22,250,000   GA George L. Smith II Congress Center
                     Authority (Domed Stadium)(3)                   5.500     07/01/2020   07/01/2020          21,281,038
         20,000   GA HFA (Lake Vista Apartments)(1)                 5.950     01/01/2027   01/01/2009(B)           19,826
         15,000   GA HFA (Single Family Mtg.)                       5.100     12/01/2020   06/28/2019(A)           13,821
         25,000   GA HFA (Single Family Mtg.)(1)                    5.125     06/01/2019   07/29/2018(A)           23,376
         15,000   GA HFA (Single Family Mtg.)(1)                    5.300     12/01/2022   03/21/2020(A)           13,648
        595,000   GA HFA (Single Family Mtg.)(1)                    5.350     12/01/2022   01/10/2019(A)          544,740
         90,000   GA HFA (Single Family Mtg.)(1)                    5.500     12/01/2032   11/06/2030(A)           75,893
         50,000   GA HFA (Single Family Mtg.)(1)                    5.550     12/01/2026   06/01/2009(B)           47,506
         10,000   GA Municipal Assoc. (Atlanta Detention
                     Center)(1)                                     5.000     12/01/2023   09/09/2022(A)            9,937
         55,000   GA Municipal Gas Authority (Warner Robins)(1)     6.125     01/01/2026   01/01/2009(B)           55,070
         40,000   GA Private Colleges & University Authority
                     (Mercer University)                            5.250     10/01/2013   10/01/2009(B)           38,540


                  17 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Georgia Continued
$        15,000   Hinesville, GA Leased Hsg. Corp. (Regency Park)   7.250%    01/15/2011   01/15/2011     $        15,779
      4,620,000   Lawrenceville, GA Hsg. Authority (Knollwood
                     Park Apartments)(1)                            6.250     12/01/2029   03/01/2009(B)        4,601,381
         70,000   Macon-Bibb County, GA Industrial Authority(1)     6.000     05/01/2013   05/01/2009(B)           70,008
         20,000   Macon-Bibb County, GA Industrial Authority(1)     6.100     05/01/2018   05/01/2009(B)           20,005
      1,000,000   McDuffie County, GA County Devel. Authority
                     (Temple-Inland)(1)                             6.950     12/01/2023   12/01/2023             768,190
         15,000   Morgan County, GA Devel. Auth (Georgia Kraft
                     Company)                                       6.750     08/01/2009   02/01/2009(B)           15,064
         65,000   Richmond County, GA Devel. Authority
                     (International Paper Company)(1)               5.400     02/01/2023   02/01/2023              39,081
         50,000   Richmond County, GA Devel. Authority
                     (International Paper Company)(1)               5.800     12/01/2020   12/01/2020              33,748
        195,000   Richmond County, GA Devel. Authority
                     (International Paper Company)(1)               6.250     02/01/2025   02/01/2025             125,976
         10,000   Rome, GA New Public Hsg. Authority                5.750     11/01/2010   05/01/2009(B)           10,688
        445,000   Vienna, GA Water & Sewer (Tyson Foods)(1)         5.625     09/01/2012   10/13/2010(A)          394,061
                                                                                                          ---------------
                                                                                                               45,845,748
                                                                                                          ---------------
Hawaii--2.8%
      6,770,000   HI Airports System(1)                             5.625     07/01/2018   07/01/2011(A)        6,428,454
         50,000   HI Dept. of Budget & Finance (Hawaiian
                     Electric Company)(1)                           6.150     01/01/2020   01/01/2010(B)           43,764
         35,000   HI Dept. of Budget & Finance Special Purpose
                     (Hawaii Pacific Health)(1)                     6.400     07/01/2013   07/01/2013              37,172
      5,535,000   HI Dept. of Budget & Finance Special Purpose
                     (Hawaiian Electric Company)(4)                 5.450     11/01/2023   11/01/2023           4,318,352
        100,000   HI Dept. of Budget & Finance Special Purpose
                     (Hawaiian Electric Company)(1)                 5.650     10/01/2027   10/01/2027              74,587
     39,405,000   HI Dept. of Budget & Finance Special Purpose
                     (Hawaiian Electric Company)(1)                 5.700     07/01/2020   07/01/2020          33,024,936
        200,000   HI Dept. of Budget & Finance Special Purpose
                     (Hawaiian Electric Company)(1)                 6.200     11/01/2029   11/01/2029             156,132
         90,000   HI Harbor System, Series A(1)                     5.750     07/01/2029   03/14/2025(A)           76,852
         90,000   HI HFDC (Single Family Mtg.)(1)                   5.750     07/01/2030   07/01/2009(B)           89,824


                  18 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Hawaii Continued
$       375,000   Kuakini, HI Health System (Kuakini Health
                     System/Kuakini Medical Center/Kuakini
                     Geriatric Care Obligated Group)(1)             6.375%    07/01/2032   07/08/2028(A)  $       282,503
                                                                                                          ---------------
                                                                                                               44,532,576
                                                                                                          ---------------
Idaho--0.2%
         45,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.250     07/01/2011   01/01/2010(B)           45,409
        145,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.300     07/01/2027   03/14/2023(A)          124,754
         10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.400     07/01/2018   01/01/2009(C)            9,825
         20,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.400     07/01/2020   01/15/2009(C)           19,658
        150,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.550     07/01/2016   01/01/2009(B)          149,772
         20,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.600     07/01/2021   10/18/2010(C)           18,768
        205,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.625     07/01/2015   07/01/2009(B)          205,010
         15,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     5.750     07/01/2016   07/01/2009(B)           15,038
         25,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     6.000     07/01/2029   07/01/2009(B)           24,393
         10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     6.050     01/01/2026   09/30/2011(A)            9,541
          5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)     6.350     07/01/2016   01/01/2009(B)            5,002
         10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
                     Series H-2                                     6.200     07/01/2028   07/01/2009(C)           10,148
         65,000   ID Hsg. Agency (Single Family Mtg.)(1)            6.450     07/01/2027   01/01/2009(B)           64,992
         10,000   ID Hsg. Agency (Single Family Mtg.)(1)            6.700     07/01/2027   01/01/2009(B)            9,999
         10,000   ID Hsg. Agency (Single Family Mtg.), Series A     6.125     07/01/2026   05/24/2009(A)           10,241
         20,000   Malad, ID Water(1)                                5.500     03/01/2014   03/01/2009(B)           20,031
      2,395,000   Pocatello, ID Devel. Authority Revenue
                     Allocation Tax Increment, Series A(1)          5.500     08/01/2017   02/08/2014(C)        1,992,113
      1,000,000   Power County, ID Pollution Control (FMC
                     Corp.)(1)                                      5.625     10/01/2014   10/01/2009(B)          882,820
                                                                                                          ---------------
                                                                                                                3,617,514
                                                                                                          ---------------
Illinois--7.9%
        850,000   Bedford Park, IL Tax(1)                           5.125     12/30/2018   01/11/2018(A)          645,057
        715,000   Bryant, IL Pollution Control (Central Illinois
                     Light Company)(1)                              5.900     08/01/2023   02/01/2009(B)          675,882
      1,680,000   Bryant, IL Pollution Control (Central Illinois
                     Light Company)(1)                              5.900     08/01/2023   08/01/2023           1,386,269
         25,000   Bryant, IL Pollution Control (Central Illinois
                     Light Company)(1)                              5.900     08/01/2023   02/01/2009(B)           23,632


                  19 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Illinois Continued
$       125,000   Chatham Area, IL Public Library District(1)       6.300%    02/01/2010   02/01/2009(B)  $       125,505
        215,000   Chicago, IL (Single Family Mtg.)                  6.300     09/01/2029   09/01/2013(B)          213,725
        110,000   Chicago, IL (Single Family Mtg.), Series A(1)     7.150     09/01/2031   03/01/2010(B)          113,297
         25,000   Chicago, IL Metropolitan Hsg. Devel. Corp.(1)     6.850     07/01/2022   01/01/2009(B)           25,018
        130,000   Chicago, IL Midway Airport(1)                     5.750     01/01/2017   01/01/2009(B)          129,990
         65,000   Chicago, IL Midway Airport, Series A(1)           5.000     01/01/2028   05/14/2025(A)           49,683
     33,005,000   Chicago, IL Midway Airport, Series A(1)           5.500     01/01/2029   03/19/2026(A)       31,134,277
      1,120,000   Chicago, IL Midway Airport, Series B(1)           5.625     01/01/2029   03/21/2026(A)          950,779
        390,000   Chicago, IL Midway Airport, Series B(1)           5.750     01/01/2022   02/11/2020(A)          358,020
         25,000   Chicago, IL Multifamily Hsg. (Archer Courts
                     Apartments)(1)                                 5.500     12/20/2019   01/31/2015(A)           24,107
         75,000   Chicago, IL Multifamily Hsg. (Hearts United
                     Apartments)                                    5.600     01/01/2041   02/20/2034(A)           61,806
         25,000   Chicago, IL Multifamily Hsg. (St. Edmund's
                     Village)(1)                                    6.125     09/20/2024   06/13/2021(A)           24,059
      5,000,000   Chicago, IL O'Hare International Airport(1)       5.625     01/01/2020   01/01/2020           4,591,800
      8,000,000   Chicago, IL O'Hare International Airport(1)       5.750     01/01/2023   01/01/2023           7,093,760
         60,000   Chicago, IL O'Hare International Airport
                     (General Airport)(1)                           5.250     01/01/2030   08/18/2029(A)           46,691
         60,000   Chicago, IL O'Hare International Airport
                     (General Airport)(1)                           5.250     01/01/2034   04/07/2032(A)           45,529
         15,000   Chicago, IL O'Hare International Airport
                     (General Airport)                              5.500     01/01/2011   01/01/2009(B)           15,000
          5,000   Chicago, IL O'Hare International Airport
                     (General Airport), Series A(1)                 5.250     01/01/2023   01/01/2023               4,209
        325,000   Chicago, IL O'Hare International Airport
                     (General Airport), Series A(1)                 5.500     01/01/2016   01/01/2009(B)          315,731
         15,000   Chicago, IL O'Hare International Airport
                     (Passenger Facility Charge)(1)                 5.350     01/01/2026   07/07/2025(A)           12,275
         40,000   Chicago, IL O'Hare International Airport
                     (Passenger Facility Charge)(1)                 5.375     01/01/2032   08/26/2029(A)           31,343
         20,000   Greenville, IL Educational Facilities
                     Authority (Greenville College)(1)              6.000     12/01/2009   06/01/2009(B)           20,008
     12,280,000   Hodgkins, IL Environmental Improvement
                     (Metropolitan Biosolids Management)(1)         6.000     11/01/2015   12/13/2013(A)       10,694,161
      1,250,000   IL Devel. Finance Authority (Adams County
                     Mental Health Center/Adult Comprehensive
                     Human Services Obligated Group)(1)             6.000     07/01/2015   01/01/2009(B)        1,208,638


                  20 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Illinois Continued
$        20,000   IL Devel. Finance Authority (Community
                     Rehabilitation Providers)(1)                   5.700%    07/01/2019   07/01/2010(B)  $        16,742
          5,000   IL Devel. Finance Authority (Community
                     Rehabilitation Providers)(1)                   6.050     07/01/2019   01/01/2009(B)            4,539
      2,540,000   IL Devel. Finance Authority (Olin Corp.)(1)       6.750     03/01/2016   04/01/2013(B)        2,197,329
         30,000   IL Devel. Finance Authority (Round Lake)          5.450     01/01/2019   01/01/2009(B)           30,018
          5,000   IL Devel. Finance Authority (Watseka)(1)          5.750     01/01/2016   01/01/2009(B)            5,014
     23,540,000   IL Devel. Finance Authority Environmental
                     Facilities (Citgo Petroleum Corp.)(1)          8.000     06/01/2032   06/01/2012(B)       20,163,658
        945,000   IL Devel. Finance Authority Pollution Control
                     (Illinois Power Company)(1)                    5.700     02/01/2024   02/01/2024             820,109
         80,000   IL Devel. Finance Authority Water Facilities
                     (Northern Illinois Water Company)              5.000     02/01/2028   02/01/2028              60,767
        285,000   IL Devel. Finance Authority Water Facilities
                     (Northern Illinois Water Company)              5.500     12/01/2026   12/01/2026             235,268
         50,000   IL Educational Facilities Authority (Robert
                     Morris College)                                5.250     06/01/2014   06/01/2009(B)           50,103
        100,000   IL Educational Facilities Authority (Robert
                     Morris College)                                5.375     06/01/2015   06/01/2009(B)          100,217
      1,395,000   IL GO(1)                                          5.125     12/01/2017   06/01/2009(B)        1,398,404
      2,280,000   IL GO(1)                                          5.250     12/01/2020   06/01/2009(B)        2,285,814
     20,200,000   IL Health Facilities Authority (Bromenn
                     Healthcare)(1)                                 6.250     08/15/2018   02/15/2009(B)       19,759,236
         40,000   IL Health Facilities Authority (Condell
                     Medical Center/Medical Center Properties
                     Obligated Group)                               6.350     05/15/2015   05/15/2010(B)           42,976
         25,000   IL Health Facilities Authority (Holy Family
                     Medical Center)(1)                             5.125     08/15/2017   02/15/2009(B)           22,945
        705,000   IL Health Facilities Authority (Loyola
                     University Health System)                      5.375     07/01/2017   01/01/2009(B)          675,087
         50,000   IL Health Facilities Authority (Sarah Bush
                     Lincoln Health Center)(1)                      6.000     02/15/2026   02/15/2009(B)           42,937
         25,000   IL Health Facilities Authority (Sherman Health
                     System)(1)                                     5.250     08/01/2027   02/01/2009(B)           19,820
        250,000   IL Health Facilities Authority (Sherman Health
                     System)(1)                                     5.500     08/01/2012   02/01/2009(B)          250,663
        125,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)      5.500     08/01/2026   03/15/2009(C)          122,280
      1,070,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)      5.500     08/01/2028   05/01/2010(B)        1,013,739


                  21 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Illinois Continued
$        25,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)      5.550%    02/01/2009   02/01/2009     $        25,048
         95,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)      5.600     08/01/2027   05/04/2025(A)           84,906
         15,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)      5.600     08/01/2032   07/12/2029(A)           12,868
         10,000   IL Hsg. Devel. Authority (Homeowner Mtg.)(1)      5.650     08/01/2031   07/01/2010(B)            9,112
        200,000   IL Hsg. Devel. Authority, Series C-2(1)           5.250     08/01/2022   06/10/2020(A)          181,348
      8,400,000   IL Metropolitan Pier & Exposition Authority(1)    5.375     06/01/2014   06/01/2009(B)        8,464,092
        565,000   IL Metropolitan Pier & Exposition Authority(1)    6.500     06/15/2027   06/01/2009(B)          565,881
         15,000   IL Metropolitan Pier & Exposition Authority(1)    6.500     06/15/2027   06/01/2009(B)           15,010
         25,000   IL Sales Tax(1)                                   5.000     06/15/2016   06/01/2009(B)           25,043
      2,795,000   IL Sales Tax(1)                                   5.250     06/15/2018   06/01/2009(B)        2,801,876
         25,000   IL Sales Tax, Series U(1)                         5.000     06/15/2012   06/01/2009(B)           25,061
        175,000   Joliet, IL GO(1)                                  6.250     01/01/2011   01/01/2009(B)          181,675
         45,000   Lake County, IL HFC, Series A(1)                  6.800     05/01/2023   05/01/2009(B)           45,029
      4,510,000   Lombard, IL Public Facilities Corp.
                     (Conference Center & Hotel)(1)                 5.500     01/01/2020   08/11/2018(A)        3,094,221
         35,000   Rockford, IL Mtg. (Faust Landmark
                     Apartments)(1)                                 6.750     01/01/2018   01/01/2009(B)           35,421
        150,000   Southwestern IL Devel. Authority
                     (Illinois-American Water Company)              5.000     02/01/2028   02/02/2028             113,939
         50,000   Will-Kankakee, IL Regional Devel. Authority
                     (Consumers Illinois Water Company)             5.400     09/01/2030   09/01/2030              39,529
                                                                                                          ---------------
                                                                                                              125,057,975
                                                                                                          ---------------
Indiana--0.4%
         10,000   De Kalb County, IN Redevel. Authority(1)          6.000     07/15/2018   03/26/2014(A)            9,819
      2,420,000   East Chicago, IN Exempt Facilities (Inland
                     Steel Company)(1)                              6.700     11/01/2012   11/01/2012           2,239,904
         30,000   Fort Wayne, IN Sewage Works(1)                    5.000     08/01/2012   02/01/2009(B)           30,063
         60,000   Frankfort, IN Middle Schools Building Corp.(1)    5.500     07/10/2010   01/01/2009(B)           60,163
      2,000,000   Hammond, IN Redevel. District (Marina Area)(1)    6.000     01/15/2017   05/10/2015(A)        1,702,020
        225,000   IN Devel. Finance Authority (USX Corp.)(1)        6.150     07/15/2022   07/15/2022             174,276
        240,000   IN Devel. Finance Authority (USX Corp.)(1)        6.250     07/15/2030   07/15/2030             179,940
         30,000   IN Health Facility Financing Authority
                     (Community Hospital of Anderson)(1)            6.000     01/01/2014   01/01/2009(B)           30,012


                  22 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Indiana Continued
$        15,000   IN Health Facility Financing Authority
                     (Community Hospital of Anderson)(1)            6.000%    01/01/2023   01/01/2009(B)  $        13,998
        570,000   IN Health Facility Financing Authority (Kings
                     Daughters Hospital Assoc.)(1)                  5.625     08/15/2027   04/03/2020(A)          449,468
         30,000   IN HFA (Single Family Mtg.)                       5.250     07/01/2023   02/15/2009(C)           28,481
         35,000   IN HFA (Single Family Mtg.)                       5.375     01/01/2023   07/24/2020(A)           31,772
          5,000   IN HFA (Single Family Mtg.)                       5.600     07/01/2021   01/01/2011(B)            4,837
        450,000   IN Hsg. & Community Devel. Authority (Single
                     Family Mtg.)                                   5.250     01/01/2037   03/15/2012(C)          421,718
        360,000   IN Municipal Power Agency,
                  Series A(1)                                       5.300     01/01/2023   11/09/2021(A)          357,192
        645,000   Madison County, IN Hospital Authority
                     (Community Hospital of Anderson)               8.000     01/01/2014   01/01/2009(B)          648,741
         40,000   New Albany, IN Hospital Facilities (Mercy
                     Health System)(1)                              5.625     01/01/2027   07/24/2022(A)           32,370
         25,000   Perry County, IN Redevel. Authority               6.000     02/01/2012   02/01/2009(B)           25,034
         10,000   Petersburg, IN Pollution Control (Indianapolis
                     Power & Light Company)(1)                      6.375     11/01/2029   11/01/2029               7,273
         20,000   South Bend, IN Redevel. Auth. (Morris
                     Performing Arts)(1)                            5.100     02/01/2017   02/01/2009(B)           20,008
                                                                                                          ---------------
                                                                                                                6,467,089
                                                                                                          ---------------
Iowa--0.1%
         15,000   Des Moines, IA Aviation System, Series B(1)       5.125     07/01/2018   08/06/2016(A)           13,973
         50,000   IA Finance Authority (Genesis Medical
                     Center)(1)                                     5.200     07/01/2022   01/01/2009(B)           42,048
         45,000   IA Finance Authority (Trinity Regional
                     Hospital)(1)                                   5.500     07/01/2022   01/01/2009(B)           42,759
        800,000   IA Finance Authority Retirement Community
                     (Friendship Haven)(1)                          5.250     11/15/2014   11/26/2013(A)          681,976
         75,000   IA Student Loan Liquidity Corp.                   6.125     12/01/2011   06/01/2009(B)           75,034
         20,000   Polk County, IA GO(1)                             5.000     06/01/2013   06/01/2009(B)           20,053
         15,000   University of Northern Iowa (Academic
                     Building)(1)                                   5.100     07/01/2009   06/01/2009(B)           15,048
                                                                                                          ---------------
                                                                                                                  890,891
                                                                                                          ---------------
Kansas--4.3%
         10,000   Kansas City, KS Mtg. Revenue(1)                   7.000     12/01/2011   06/01/2009(B)           10,016
         65,000   KS Devel. Finance Authority Health Facilities
                     (St. Lukes/Shawnee Mission Health System)(1)   5.375     11/15/2026   10/21/2022(B)           52,824
        115,000   La Cygne, KS Pollution Control (Kansas Gas &
                     Electric Company)                              5.100     03/01/2023   03/01/2009(B)           96,970
         25,000   Manhattan, KS GO                                  5.400     11/01/2014   05/01/2009(B)           25,074


                  23 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
0ansas Continued
$       690,000   Pittsburgh, KS Transportation Devel. District
                     (N. Broadway-Pittsburgh Town Center)(1)        4.800%    04/01/2027   08/18/2020(A)  $       408,156
      7,570,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)(3)                                5.250     12/01/2038   05/25/2017(A)        6,932,344
      8,575,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)(3)                                5.250     12/01/2038   06/18/2016(A)        7,874,709
      6,815,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)(3)                                5.550     06/01/2038   05/25/2017(A)        6,120,755
     17,635,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)(3)(,)(6)                          5.800     12/01/2038   05/25/2017(A)       16,515,179
     14,120,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.) (3)(,)(6)                         5.875     06/01/2039   05/25/2017(A)       13,017,954
        715,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   5.650     12/01/2036   05/29/2020(A)          647,318
      2,375,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   5.750     06/01/2036   06/01/2020(B)        2,181,390
         45,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   5.850     06/01/2028   03/15/2011(C)           43,548
      1,835,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   5.850     06/01/2037   11/18/2020(A)        1,728,148
      1,675,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   5.900     12/01/2034   12/01/2017(B)        1,553,680
      2,405,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   5.900     12/01/2035   04/02/2019(A)        2,334,846
      2,865,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   5.900     12/01/2037   11/10/2020(A)        2,708,084
      1,965,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   6.000     12/01/2034   06/01/2019(B)        1,836,017
      4,125,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   6.125     12/01/2033   02/24/2022(A)        3,794,918
        200,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   6.950     06/01/2029   03/18/2009(A)          211,552
        515,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                     Family Mtg.)                                   7.600     12/01/2031   12/15/2010(C)          523,946
         15,000   Shawnee, KS Multifamily Hsg. (Thomasbrook
                     Apartments)(1)                                 5.500     04/01/2024   03/20/2020(A)           13,615
                                                                                                          ---------------
                                                                                                               68,631,043
                                                                                                          ---------------
Kentucky--1.7%
         50,000   Jefferson County, KY Health Facilities
                     (JHHS)(1)                                      5.750     01/01/2026   01/01/2009(B)           42,760
         55,000   Jefferson County, KY Health Facilities
                     (JHHS/JHP/JHF Obligated Group)(1)              5.700     01/01/2021   01/01/2009(B)           49,944
      2,535,000   Jefferson County, KY Health Facilities
                     (University Medical Center)(1)                 5.500     07/01/2017   01/01/2009(B)        2,403,104
        120,000   Kenton County, KY Airport (Delta
                     Airlines)(4)(,)(8)(,)(9)                       8.000     12/01/2015   12/01/2015                 900
         50,000   KY EDFA (Pikeville Medical Center)(1)             5.625     02/01/2017   02/01/2009(B)           48,025
        110,000   KY EDFA (Pikeville Medical Center)(1)             5.700     02/01/2028   02/01/2009(B)           88,504


                  24 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Kentucky Continued
$        30,000   KY EDFA (St. Claire Medical Center)(1)            5.625%    09/01/2021   03/01/2009(B)  $        26,244
         35,000   KY Hsg. Corp.(1)                                  5.300     07/01/2018   01/01/2009(B)           34,250
         15,000   KY Hsg. Corp.(1)                                  5.350     01/01/2021   11/23/2016(A)           13,910
         15,000   KY Hsg. Corp.(1)                                  5.450     07/01/2022   11/10/2019(A)           13,926
         20,000   KY Hsg. Corp., Series C(1)                        5.375     07/01/2027   05/12/2025(A)           18,551
        100,000   KY Infrastructure Authority(1)                    5.700     06/01/2013   06/01/2009(B)          100,415
     26,220,000   Louisville & Jefferson County, KY Metropolitan
                     Government Health Facilities (Jewish
                     Hospital & St. Mary's Healthcare)(1)           6.000     02/01/2022   02/01/2013(B)       24,153,077
         30,000   Louisville & Jefferson County, KY Metropolitan
                     Sewer District(1)                              5.250     05/15/2027   05/15/2027              29,307
                                                                                                          ---------------
                                                                                                               27,022,917
                                                                                                          ---------------
Louisiana--4.6%
        120,000   Caddo Parish, LA Industrial Devel. Board
                     (Pennzoil Products Company)                    5.600     12/01/2028   12/01/2028             107,778
         70,000   Calcasieu Parish, LA Industrial Devel. Board
                     (Citgo Petroleum Corp.)(1)                     6.000     07/01/2023   07/01/2023              50,035
        235,000   Calcasieu Parish, LA Industrial Devel. Board
                     (ConocoPhillips Holding Co./E.I. Dupont de
                     Nemours Obligated Group)(1)                    5.750     12/01/2026   12/01/2026             211,556
      7,050,000   Calcasieu Parish, LA Industrial Devel. Board
                     Pollution Control (Entergy Gulf States)        5.450     07/01/2010   01/01/2009(B)        6,955,812
        510,000   Calcasieu Parish, LA Public Trust Authority       5.000     04/01/2028   03/22/2009(C)          513,851
        190,000   De Soto Parish, LA Environmental Improvement
                     (International Paper Company)(1)               5.600     11/01/2022   11/01/2022             118,912
        140,000   De Soto Parish, LA Environmental Improvement
                     (International Paper Company)(1)               6.375     05/01/2025   05/01/2025              91,580
         45,000   East Baton Rouge, LA Mtg. Finance Authority
                     (GNMA & FNMA Mtg.)                             5.600     04/01/2022   04/01/2009(B)           43,533
         10,000   East Baton Rouge, LA Mtg. Finance Authority
                     (GNMA & FNMA Mtg.)                             5.700     10/01/2033   04/01/2009(B)            9,148
         10,000   East Baton Rouge, LA Mtg. Finance Authority
                     (GNMA & FNMA Mtg.)                             6.200     10/01/2028   04/01/2009(B)           10,143
         35,000   East Baton Rouge, LA Mtg. Finance Authority
                     (Single Family Mtg.)                           5.500     10/01/2025   11/16/2010(C)           31,456
         35,000   East Baton Rouge, LA Mtg. Finance Authority
                     (Single Family Mtg.)                           6.350     10/01/2028   04/01/2009(B)           33,873
        135,000   Iberville Parish, LA Pollution Control
                     (Entergy Gulf States)(1)                       5.700     01/01/2014   01/01/2014             115,638
      1,245,000   Jefferson Parish, LA Home Mtg. Authority
                     (Single Family Mtg.)                           5.550     06/01/2036   11/15/2011(C)        1,186,074
        610,000   Jefferson Parish, LA Home Mtg. Authority
                     (Single Family Mtg.)                           5.875     12/01/2021   12/01/2012(B)          598,831


                  25 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Louisiana Continued
$       255,000   LA HFA (Single Family Mtg.)                       5.800%    06/01/2035   12/01/2011(C)  $       252,639
         10,000   LA HFA (Single Family Mtg.)                       5.900     12/01/2011   03/01/2009(C)           10,093
         15,000   LA HFA (Single Family Mtg.)                       5.900     12/01/2011   06/01/2010(C)           15,142
      1,145,000   LA HFA (Single Family Mtg.)                       6.375     06/01/2033   06/01/2012(C)        1,151,778
        410,000   LA HFA (Single Family Mtg.)                       7.450     12/01/2031   08/31/2009(C)          420,701
         25,000   LA HFA (St. Dominic Assisted Care)(1)             6.300     09/01/2015   03/01/2009(B)           24,741
      2,070,000   LA Local Government EF&CD Authority (Bellemont
                     Apartments)                                    6.000     09/01/2022   05/22/2018(A)        1,515,861
      7,000,000   LA Public Facilities Authority (Centenary
                     College)(1)                                    5.625     02/01/2019   01/09/2015(A)        5,487,790
      6,000,000   LA Public Facilities Authority (Louisiana
                     Water Company)(1)                              5.450     02/01/2013   02/01/2009(B)        6,001,440
        245,000   LA Public Facilities Authority (Touro
                     Infirmary)(1)                                  5.625     08/15/2029   07/18/2026(A)          167,279
      9,195,000   LA Tobacco Settlement Financing Corp. (TASC)(1)   5.875     05/15/2039   09/27/2016(A)        5,772,069
     52,460,000   LA Tobacco Settlement Financing Corp. (TASC),
                     Series B(1)                                    5.500     05/15/2030   05/10/2011(C)       38,074,943
         30,000   New Orleans, LA Aviation Board(1)                 5.450     10/01/2027   04/15/2023(A)           24,815
         25,000   New Orleans, LA Exhibit Hall Special Tax
                     (Ernest N. Morial)(1)                          5.250     07/15/2011   01/15/2009(B)           24,881
        230,000   New Orleans, LA Exhibit Hall Special Tax
                     (Ernest N. Morial)                             5.600     07/15/2025   01/15/2009(B)          181,889
         20,000   New Orleans, LA Finance Authority (Single
                     Family Mtg.)                                   5.350     12/01/2028   08/20/2009(C)           18,774
      2,510,000   New Orleans, LA HDC (Southwood Patio)(1)          7.700     02/01/2022   02/01/2009(B)        2,513,288
          5,000   New Orleans, LA Home Mtg. Authority (Single
                     Family Mtg.)                                   6.000     12/01/2021   06/01/2009(B)            4,938
         30,000   New Orleans, LA Sewage Service(1)                 5.400     06/01/2017   06/01/2017              27,791
         15,000   Orleans Parish, LA Parishwide School
                     District(1)                                    5.000     09/01/2014   03/01/2009(B)           15,014
         70,000   Orleans Parish, LA Parishwide School
                     District(1)                                    5.000     09/01/2015   03/01/2009(B)           70,057
         15,000   Orleans Parish, LA Parishwide School District     5.125     09/01/2021   03/01/2009(B)           15,000
         55,000   Orleans Parish, LA Parishwide School
                     District(1)                                    5.125     09/01/2022   10/10/2020(A)           53,547
         50,000   Orleans Parish, LA Parishwide School District     5.300     09/01/2014   03/01/2009(B)           50,068
        170,000   Orleans Parish, LA Parishwide School District     5.375     09/01/2017   03/01/2009(B)          170,156
         15,000   Orleans Parish, LA School Board(1)                5.300     09/01/2012   03/01/2009(B)           15,022
        110,000   Orleans Parish, LA School Board(1)                5.300     09/01/2013   03/01/2009(B)          110,143
        150,000   Orleans Parish, LA School Board, Series B(1)      5.200     02/01/2014   02/01/2009(B)          150,177
        340,000   Shreveport, LA Hsg. Authority (U.S. Goodman
                     Plaza)                                         6.100     08/01/2019   12/26/2015(A)          230,306


                  26 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Louisiana Continued
$        10,000   Shreveport, LA Hsg. Authority (U.S. Goodman
                     Plaza)                                         6.125%    08/01/2010   02/05/2010(A)  $         9,419
         40,000   Slidell, LA Utilities(1)                          5.550     04/01/2016   04/01/2009(B)           40,143
         30,000   St. John Baptist Parish, LA (USX Corp.)(1)        5.350     12/01/2013   12/01/2013              26,236
         25,000   Tangipahoa Parish, LA School Board Sales & Use
                     Tax(1)                                         5.350     03/15/2010   11/01/2008(B)           25,062
                                                                                                          ---------------
                                                                                                               72,749,422
                                                                                                          ---------------
Maine--0.4%
      1,800,000   Jay, ME Environmental Improvement
                     (International Paper Company)(1)               6.250     09/01/2023   09/01/2023           1,203,966
        345,000   Jay, ME Solid Waste Disposal (International
                     Paper Company)(1)                              5.125     06/01/2018   06/01/2018             236,953
      5,025,000   Jay, ME Solid Waste Disposal (International
                     Paper Company)(1)                              6.200     09/01/2019   09/01/2019           3,638,552
      2,000,000   ME Finance Authority Solid Waste Recycling
                     Facilities (Great Northern Paper)              7.750     10/01/2022   10/01/2022             573,880
          5,000   ME H&HEFA, Series A(1)                            5.875     07/01/2025   01/01/2009(B)            5,005
         15,000   ME H&HEFA, Series A(1)                            6.000     07/01/2024   01/01/2009(B)           15,029
         30,000   ME Hsg. Authority(1)                              5.375     11/01/2012   05/15/2012(B)           30,032
         45,000   ME Hsg. Authority, Series C(1)                    5.450     11/15/2023   07/19/2018(A)           41,083
         50,000   ME Municipal Bond Bank(1)                         5.300     11/01/2018   05/01/2009(B)           50,337
         15,000   ME Municipal Bond Bank, Series B(1)               5.850     11/01/2020   06/01/2009(B)           15,040
         85,000   ME Municipal Bond Bank, Series D(1)               6.300     11/01/2014   05/01/2009(B)           85,106
         25,000   Winslow, ME (Crowe Rope Industries)(1)            6.000     03/01/2012   03/01/2009(B)           25,061
                                                                                                          ---------------
                                                                                                                5,920,044
                                                                                                          ---------------
Maryland--0.2%
         65,000   Baltimore, MD Port Facilities (E.I. DuPont de
                     Nemours)                                       6.500     10/01/2011   04/01/2009(B)           65,070
        655,000   Baltimore, MD Port Facilities (E.I. DuPont de
                     Nemours)(1)                                    6.500     10/01/2011   04/01/2009(B)          655,648
          5,000   MD Community Devel. Administration (Dept. of
                     Hsg.& Community Devel.)                        5.850     07/01/2014   07/01/2010(B)            5,031
         90,000   MD Community Devel. People's Resource Center
                     (Residential)                                  5.150     03/01/2018   11/25/2014(A)           86,316
         25,000   MD Community Devel. People's Resource Center
                     (Residential)(1)                               5.375     09/01/2024   07/15/2022(A)           22,280
        440,000   MD Community Devel. People's Resource Center
                     (Single Family)                                5.125     04/01/2021   12/21/2019(A)          396,972
          5,000   MD Community Devel. People's Resource Center,
                     Series C                                       5.350     07/01/2041   02/12/2037(A)            3,983
        245,000   MD Community Devel. People's Resource Center,
                     Series C                                       5.650     07/01/2039   01/01/2009(B)          248,268
        500,000   MD Community Devel. People's Resource Center,
                     Series D                                       6.250     07/01/2031   04/01/2028(A)          469,635


                  27 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Maryland Continued
$        65,000   MD H&HEFA (Johns Hopkins Hospital)(1)             5.500%    07/01/2026   01/01/2009(B)  $        62,943
         55,000   MD Industrial Devel. Financing Authority (Bon
                     Secours Health Systems)(1)                     5.500     08/15/2020   02/15/2009(B)           49,741
         10,000   Montgomery County, MD Hsg. Opportunities
                     Commission (Multifamily Mtg.), Series B        6.400     07/01/2028   01/01/2009(B)           10,150
      1,505,000   Montgomery County, MD Hsg. Opportunities
                     Commission (Single Family Mtg.)                5.750     07/01/2029   01/01/2011(C)        1,468,579
         80,000   Prince Georges County, MD Hsg. Authority
                     (Langley Gardens Apartments)(1)                5.750     08/20/2029   09/02/2024(A)           71,561
         10,000   Prince Georges County, MD Hsg. Authority
                     (Single Family)(1)                             6.150     08/01/2019   06/01/2015(A)            9,834
                                                                                                          ---------------
                                                                                                                3,626,011
                                                                                                          ---------------
Massachusetts--4.8%
         25,000   Concord, MA GO                                    4.900     07/15/2009   01/15/2009(B)           25,081
         35,000   MA Devel. Finance Agency (Curry College)(1)       6.000     03/01/2031   09/27/2026(A)           26,623
      2,800,000   MA Devel. Finance Agency (Springfield Res Rec)    5.625     06/01/2019   06/01/2009(B)        2,803,612
      3,875,000   MA Devel. Finance Agency (VOA Ayer)(1)            6.200     02/20/2046   05/17/2034(A)        2,867,616
      9,430,000   MA Educational Financing Authority(1)             5.300     01/01/2016   07/01/2010(B)        9,228,009
      1,500,000   MA Educational Financing Authority, Series A      5.920     12/01/2014   12/01/2010(B)        1,519,380
        970,000   MA Educational Financing Authority, Series A      6.000     12/01/2016   12/01/2009(B)          977,653
      1,190,000   MA Educational Financing Authority, Series A      6.050     12/01/2017   12/01/2009(B)        1,195,534
         40,000   MA Educational Financing Authority, Series E(1)   5.750     07/01/2012   07/01/2012              40,000
         10,000   MA H&EFA (Beverly Hospital Corp.)(1)              5.625     07/01/2013   01/01/2009(B)           10,000
         70,000   MA H&EFA (Cape Cod Healthcare)(1)                 5.450     11/15/2023   10/22/2019(A)           53,123
         50,000   MA H&EFA (Capital Asset Program)(4)               5.978(7)  07/01/2030   02/05/2009(D)           31,145
        155,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                     Group)(1)                                      5.625     07/01/2020   08/10/2018(A)          123,526
        215,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                     Group)(1)                                      5.700     07/01/2015   01/01/2009(B)          197,602
     17,300,000   MA H&EFA (Hebrew College)(4)                      2.084(7)  07/01/2031   10/20/2024(A)       11,317,660
        180,000   MA H&EFA (Schepens Eye Research Institute)(1)     6.500     07/01/2028   09/28/2020(A)          125,872


                  28 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Massachusetts Continued
$     1,255,000   MA H&EFA (Valley Regional Health System)(1)       5.750%    07/01/2018   01/01/2009(B)  $     1,186,515
      3,005,000   MA HFA (Rental Mtg.)(1)                           5.600     01/01/2045   09/18/2039(A)        2,467,826
     20,060,000   MA HFA (Rental Mtg.)(1)                           6.150     07/01/2032   07/01/2009(B)       18,740,854
        150,000   MA HFA (Rental)(1)                                6.250     07/01/2040   01/25/2037(A)          137,717
        130,000   MA HFA, Series A(1)                               5.050     06/01/2010   06/01/2009(B)          131,126
        210,000   MA HFA, Series A(1)                               5.150     12/01/2011   06/01/2009(B)          210,552
         35,000   MA HFA, Series A(1)                               5.500     07/01/2040   02/24/2035(A)           26,219
      2,000,000   MA HFA, Series A(1)                               6.000     07/01/2041   01/01/2011(B)        1,760,920
         50,000   MA HFA, Series E(1)                               6.050     07/01/2020   07/01/2009(B)           49,918
      4,215,000   MA HFA, Series H(1)                               6.650     07/01/2041   07/01/2010(B)        4,057,022
        570,000   MA Industrial Finance Agency (Arbors at
                     Taunton)(1)                                    5.300     06/20/2019   10/14/2014(A)          550,409
        265,000   MA Industrial Finance Agency (Avon
                     Associates)(1)                                 5.375     04/01/2020   04/01/2009(B)          222,857
      1,000,000   MA Industrial Finance Agency (Heights
                     Crossing)(1)                                   6.150     02/01/2035   02/01/2022(A)          865,110
        910,000   MA Industrial Finance Agency (Massachusetts
                     American Water Company)(1)                     6.250     12/01/2010   06/01/2009(B)          909,882
        930,000   MA Industrial Finance Agency (Massachusetts
                     American Water Company)(1)                     6.750     12/01/2025   01/18/2024(B)          788,947
      2,130,000   MA Industrial Finance Agency (Massachusetts
                     American Water Company)(1)                     6.900     12/01/2029   07/01/2028(B)        1,755,056
      1,000,000   MA Port Authority (Delta Air Lines)(1)            5.500     01/01/2019   01/01/2019             540,250
     16,500,000   MA Port Authority (Delta Air Lines)(1)            5.500     01/01/2022   01/01/2022           8,877,165
         25,000   MA Port Authority (US Airways)(1)                 5.500     09/01/2009   09/01/2009              22,612
        225,000   MA Port Authority (US Airways)(1)                 5.750     09/01/2016   10/12/2014(A)          178,360
        435,000   MA Port Authority (US Airways)(1)                 6.000     09/01/2021   10/13/2019(A)          336,055
      1,095,000   MA Turnpike Authority, Series A(1)                5.125     01/01/2023   08/24/2020(A)          920,983
        950,000   MA Turnpike Authority, Series A(1)                5.550     01/01/2017   01/01/2009(B)          952,622
                                                                                                          ---------------
                                                                                                               76,231,413
                                                                                                          ---------------
Michigan--0.9%
        225,000   Detroit, MI Local Devel. Finance Authority
                     (Chrysler Corp.)(1)                            5.375     05/01/2018   08/27/2014(A)          124,085
         30,000   Farmington Hills, MI EDC (Botsford General
                     Hospital)(1)                                   5.700     02/15/2015   02/15/2009(B)           29,732
        155,000   Flint, MI Hospital Building Authority (Hurley
                     Medical Center)                                5.375     07/01/2020   01/23/2019(A)          110,124
         25,000   Kalamazoo, MI (Downtown Devel.)(1)                6.000     04/01/2013   04/01/2009(B)           25,273
         20,000   MI Higher Education Student Loan Authority(1)     5.400     06/01/2018   06/01/2018              15,763


                  29 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Michigan Continued
$       250,000   MI Hospital Finance Authority (Detroit Medical
                     Center Obligated Group)(1)                     5.250%    08/15/2028   07/25/2027(A)  $       138,063
         50,000   MI Hospital Finance Authority (Holland
                     Community Hospital)(1)                         5.625     01/01/2028   03/21/2025(A)           41,044
         20,000   MI Hospital Finance Authority (St. John
                     Hospital)(1)                                   5.750     05/15/2016   05/15/2009(B)           20,808
        680,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)         6.100     10/01/2033   05/12/2026(A)          599,379
         75,000   MI Hsg. Devel. Authority, Series A(1)             5.300     10/01/2037   04/10/2034(A)           59,528
      1,015,000   MI Job Devel. Authority Pollution Control
                     (General Motors Corp.)                         5.550     04/01/2009   04/01/2009             193,865
         25,000   MI Municipal Bond Authority(1)                    7.100     11/01/2014   05/01/2009(B)           25,097
      1,035,000   MI Public Educational Facilities Authority
                     (Old Redford Academy)(1)                       5.000     12/01/2013   01/05/2012(A)          935,081
        225,000   MI Strategic Fund (Clark Retirement
                     Community/Clark Retirement Community
                     Foundation Obligated Group)(1)                 5.300     06/01/2024   01/24/2022(A)          169,346
        520,000   MI Strategic Fund Limited Obligation (Ford
                     Motor Company), Series A                       6.550     10/01/2022   10/01/2022              83,372
      1,425,000   MI Strategic Fund Solid Waste (S.D. Warren &
                     Company)(1)                                    7.375     01/15/2022   01/15/2009(B)        1,049,000
     12,980,000   MI Tobacco Settlement Finance Authority(1)        5.125     06/01/2022   07/12/2013(A)        9,145,319
        750,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                     Series A(1)                                    6.600     06/01/2022   06/01/2009(B)          750,405
         55,000   Wayne, MI Charter County Airport (Detroit
                     Metropolitan Wayne County)(1)                  5.000     12/01/2019   12/01/2019              48,040
         20,000   Wayne, MI Charter County Airport (Detroit
                     Metropolitan Wayne County)(1)                  5.250     12/01/2014   12/01/2014              19,414
         25,000   Wayne, MI Charter County Airport (Detroit
                     Metropolitan Wayne County)(1)                  5.250     12/01/2018   12/01/2018              22,833
         10,000   Wayne, MI Charter County Airport (Detroit
                     Metropolitan Wayne County)(1)                  5.375     12/01/2015   12/01/2015               9,682
         25,000   Wexford County, MI Water Supply System            5.850     11/01/2012   11/01/2009(B)           25,800
                                                                                                          ---------------
                                                                                                               13,641,053
                                                                                                          ---------------
Minnesota--4.0%
         25,000   Becker, MN Pollution Control (Northern States
                     Power Company)(1)                              8.500     03/01/2019   08/27/2012(B)           27,071
     58,000,000   Becker, MN Pollution Control (Northern States
                     Power Company)(1)                              8.500     04/01/2030   08/27/2012(B)       60,891,300


                  30 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Minnesota Continued
$        45,000   Minneapolis, MN Multifamily Hsg. (Riverside
                     Plaza)(1)                                      5.100%    12/20/2018   05/17/2016(A)  $        42,875
        800,000   MN Agricultural & Economic Devel. Board(1)        7.250     08/01/2020   02/01/2009(B)          730,968
        225,000   MN HFA (Single Family Mtg.)(1)                    5.600     07/01/2013   01/01/2009(B)          225,279
        885,000   St. Paul, MN Hsg. & Redevel. Authority (559
                     Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated
                     Group)(1)                                      5.700     11/01/2015   11/01/2009(A)          712,673
                                                                                                          ---------------
                                                                                                               62,630,166
                                                                                                          ---------------
Mississippi--0.7%
      3,000,000   Adams County, MS Environmental Improvement
                     (International Paper Company)(1)               6.250     09/01/2023   09/01/2023           2,006,610
        285,000   Biloxi, MS Hsg. Authority (Beauvoir Apartments)   6.250     09/01/2031   02/03/2027(A)          169,638
         60,000   Gulfport, MS Hospital Facility (Memorial
                     Hospital at Gulfport)(1)                       6.125     07/01/2015   01/01/2009(B)           60,019
        300,000   Jackson County, MS Port Improvement(1)            5.250     05/01/2012   05/01/2009(B)          300,063
        290,000   Jackson County, MS Port Improvement(1)            5.250     05/01/2013   05/01/2009(B)          289,988
        100,000   MS Business Finance Corp. (Bomaine Corp.)(1)      5.750     05/01/2015   05/01/2015              89,181
        200,000   MS Devel. Bank Special Obligation(1)              5.500     07/01/2031   07/01/2031             177,496
         25,000   MS GO (Mississippi Small Enterprise)(1)           5.850     07/01/2014   01/01/2009(B)           25,008
         10,000   MS Higher Education Assistance Corp. (Student
                     Loan)                                          6.800     09/01/2016   03/01/2009(B)           10,008
      2,750,000   MS Higher Education Assistance Corp., Series C    6.750     09/01/2014   03/01/2009(B)        2,752,833
        195,000   MS Higher Education Assistance Corp., Series C    7.500     09/01/2009   03/01/2009(B)          195,622
        420,000   MS Home Corp. (Single Family Mtg.)                5.300     12/01/2023   04/01/2013(B)          399,000
      3,345,000   MS Home Corp. (Single Family Mtg.)                6.350     06/01/2030   03/05/2009(C)        3,400,226
        380,000   MS Home Corp. (Single Family Mtg.)                6.700     12/01/2029   12/01/2012(B)          384,313
        140,000   MS Home Corp. (Valley State Student Hsg.)         5.200     12/01/2023   01/08/2022(A)           63,360
        105,000   MS Home Corp. (Valley State Student Hsg.)         5.300     12/01/2028   01/08/2027(A)           47,542
         20,000   MS Home Corp., Series A                           6.300     06/01/2031   06/01/2014(B)           20,019
         50,000   MS Small Business Enterprise(1)                   5.700     12/01/2013   06/01/2009(B)           50,038
         20,000   Tupelo, MS GO                                     5.900     08/01/2013   02/01/2009(B)           20,061
      1,075,000   Warren County, MS Environmental Improvement
                     (International Paper Company)(1)               6.250     09/01/2023   09/01/2023             794,855
                                                                                                          ---------------
                                                                                                               11,255,880
                                                                                                          ---------------


                  31 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Missouri--0.9%
$        20,000   Bates County, MO Hospital (Bates County
                     Memorial Hospital)(1)                          5.700%    03/01/2026   04/09/2024(A)  $        14,806
        175,000   Belton, MO Tax Increment (Belton Town
                     Center)(1)                                     5.000     03/01/2014   09/06/2013(A)          157,043
        125,000   Belton, MO Tax Increment (Belton Town
                     Center)(1)                                     5.125     03/01/2015   03/01/2015             109,530
        100,000   Belton, MO Tax Increment (Belton Town
                     Center)(1)                                     5.250     03/01/2016   03/01/2016              85,917
      1,275,000   Branson, MO IDA (Branson Hills Redevel.)(1)       6.250     05/01/2013   05/05/2011(A)        1,228,832
      4,095,000   Hanley/Eager Road, MO Transportation Devel.
                     District(1)                                    6.750     12/01/2028   12/01/2010(D)        4,087,793
      1,170,000   Kansas City, MO Special Facilities (MCI
                     Overhaul Base)(1)                              5.625     09/01/2017   09/01/2015(B)        1,062,758
      1,200,000   Kansas City, MO Tax Increment (Briarcliff
                     West)(1)                                       5.150     06/01/2016   08/01/2013(C)        1,019,796
        150,000   Lake of the Ozarks, MO Community Bridge Corp.     5.250     12/01/2026   03/24/2024(A)           97,338
         20,000   Lees Summit, MO Tax (Summitwoods Crossing)(1)     6.250     05/01/2017   06/25/2015(B)           17,703
      1,050,000   Maplewood, MO Tax (Maplewood South Redevel.)(1)   5.200     11/01/2022   09/01/2012(C)          761,082
         10,000   MO Environmental Improvement & Energy
                     Resources Authority                            5.100     01/01/2011   01/01/2009(B)           10,008
         35,000   MO Environmental Improvement & Energy
                     Resources Authority                            5.125     01/01/2019   01/01/2009(B)           35,067
        205,000   MO Environmental Improvement & Energy
                     Resources Authority (Missouri-American
                     Water Company)                                 5.900     03/01/2030   03/01/2030             178,949
        320,000   MO Environmental Improvement & Energy
                     Resources Authority (St. Joseph Light &
                     Power)(1)                                      5.850     02/01/2013   02/01/2009(B)          320,125
         25,000   MO Environmental Improvement & Energy
                     Resources Authority (Tri County Water
                     Authority)(1)                                  5.750     04/01/2019   05/11/2017(A)           23,248
         25,000   MO H&EFA (St. Lukes-Shawnee Mission Health
                     System)(1)                                     5.375     11/15/2021   12/24/2019(B)           21,784
         35,000   MO HDC (Single Family Hsg.)(1)                    6.100     09/01/2024   09/01/2009(B)           34,767
        660,000   MO HDC (Single Family Hsg.)(1)                    6.450     09/01/2029   03/01/2009(B)          670,520
        500,000   MO HDC (Single Family Hsg.)(1)                    6.950     09/01/2030   09/01/2009(B)          507,245
         10,000   MO HDC (Single Family Mtg.)(1)                    6.200     09/01/2025   11/20/2009(C)            9,993
          5,000   MO HDC (Single Family Mtg.)(1)                    7.250     09/01/2026   09/01/2009(C)            5,175
         15,000   MO HDC (Single Family-Homeownership Loan)(1)      5.550     09/01/2018   03/01/2011(B)           14,825
         30,000   MO HDC (Truman Farm Villas)(1)                    5.750     10/01/2011   04/01/2009(B)           30,028
         20,000   MO Higher Education Student Loan Authority        5.650     02/15/2010   02/15/2009(B)           20,008


                  32 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Missouri Continued
$       200,000   Raymore, MO Tax Increment(1)                      5.000%    03/01/2012   03/01/2012     $       183,978
        300,000   Raymore, MO Tax Increment(1)                      5.000     03/01/2013   03/01/2013             267,186
        275,000   Raymore, MO Tax Increment(1)                      5.125     03/01/2014   03/01/2014             239,192
        230,000   Raymore, MO Tax Increment(1)                      5.125     03/01/2015   03/01/2015             193,014
      2,215,000   Richmond Heights, MO Tax Increment &
                     Transportation Sales Tax(1)                    5.200     11/01/2021   07/21/2015(A)        1,635,268
         35,000   Sikeston, MO Electric(1)                          5.000     06/01/2022   01/21/2020(A)           28,851
        500,000   St. Joseph, MO IDA (Shoppes at North
                     Village)(1)                                    5.100     11/01/2019   06/06/2018(A)          387,680
         10,000   St. Louis County, MO IDA (South Summit
                     Apartments)(1)                                 6.050     04/20/2027   04/20/2009(B)           10,144
        675,000   Strother, MO Interchange Transportation Devel.
                     District (Lees Summit)(1)                      5.000     05/01/2024   02/03/2012(C)          458,892
         10,000   University City, MO IDA (Canterbury Gardens)(1)   5.900     12/20/2020   06/20/2009(B)           10,002
                                                                                                          ---------------
                                                                                                               13,938,547
                                                                                                          ---------------
Montana--0.4%
        215,000   Crow, MT Finance Authority (Tribal)(1)            5.700     10/01/2027   10/01/2009(B)          215,946
         25,000   MT Board of Hsg. (Single Family Mtg.)(1)          5.450     06/01/2027   11/23/2023(A)           21,912
      1,145,000   MT Board of Hsg. (Single Family Mtg.)(1)          5.600     12/01/2023   12/01/2010(B)        1,107,971
          5,000   MT Board of Hsg. (Single Family Mtg.)(1)          5.750     06/01/2030   06/01/2009(B)            4,590
      3,750,000   MT Board of Hsg. (Single Family Mtg.)(1)          5.750     12/01/2035   12/01/2013(B)        3,669,413
      2,330,000   MT Higher Education Student Assistance Corp.      6.400     12/01/2032   12/01/2032           2,097,885
                                                                                                          ---------------
                                                                                                                7,117,717
                                                                                                          ---------------
Multi States--1.5%
     10,000,000   Centerline Equity Issuer Trust                    6.000     04/30/2015   04/30/2015          10,199,500
      6,000,000   Munimae TE Bond Subsidiary                        5.125     11/29/2049   09/30/2015(D)        4,785,900
      8,000,000   Munimae TE Bond Subsidiary                        5.300     11/29/2049   09/30/2015(D)        5,985,040
      3,000,000   Munimae TE Bond Subsidiary                        5.500     11/29/2049   09/30/2015(D)        2,095,830
                                                                                                          ---------------
                                                                                                               23,066,270
                                                                                                          ---------------
Nebraska--0.3%
         50,000   Dawson County, NE Sanitation & Improvement
                     District (IBP)(1)                              5.250     02/01/2009   02/01/2009              49,955
         35,000   Dawson County, NE Sanitation & Improvement
                     District (IBP)(1)                              5.550     02/01/2017   08/26/2015(A)           29,263
         10,000   NE Investment Finance Authority (Kearney
                     Plaza)(1)                                      7.500     12/01/2023   01/01/2009(B)           10,011


                  33 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Nebraska Continued
$         5,000   NE Investment Finance Authority (Multifamily
                     Hsg.)(1)                                       6.000%    12/01/2015   06/01/2009(B)  $         5,000
         30,000   NE Investment Finance Authority (Multifamily
                     Hsg.)(1)                                       6.200     06/01/2028   05/06/2023(A)           28,413
         25,000   NE Investment Finance Authority (Single Family
                     Hsg.)(1)                                       5.350     09/01/2032   03/01/2012(B)           22,273
        105,000   NE Investment Finance Authority (Single Family
                     Hsg.)(1)                                       5.650     03/01/2028   09/24/2024(A)           93,602
        490,000   NE Student Loan (Nebhelp)(1)                      6.000     06/01/2028   03/10/2009(B)          428,285
      4,155,000   NE Student Loan (Nebhelp)                         6.400     06/01/2013   12/01/2010(A)        4,356,268
        105,000   Sarpy County, NE Sanitation & Improvement
                     Districts No. 179 (Eagle Crest)(1)             5.700     10/01/2021   04/01/2009(B)          104,992
                                                                                                          ---------------
                                                                                                                5,128,062
                                                                                                          ---------------
Nevada--0.8%
        400,000   Clark County, NV Industrial Devel. (Southwest
                     Gas Corp.)(1)                                  5.450     03/01/2038   03/01/2013(D)          353,780
      5,200,000   Director of the State of NV Dept. of Business
                     & Industry (Las Vegas Monorail)(1)             5.625     01/01/2032   01/26/2031(A)        2,854,488
      2,500,000   Director of the State of NV Dept. of Business
                     & Industry (Las Vegas Monorail)(1)             5.625     01/01/2034   07/15/2033(A)        1,368,725
      7,055,000   Las Vegas, NV Paiute Tribe, Series A(1)           6.125     11/01/2012   05/30/2010(A)        6,801,726
        200,000   Las Vegas, NV Paiute Tribe, Series A(1)           6.625     11/01/2017   11/01/2012(B)          179,576
        250,000   Las Vegas, NV Special Improvement District
                     (Sumerlin Village)(1)                          5.500     06/01/2015   06/01/2015             179,783
        115,000   NV Hsg. Division (Campaige Place)                 5.450     10/01/2018   02/24/2012(A)          112,441
         45,000   NV Hsg. Division (Multi-Unit Hsg.)                5.550     10/01/2028   07/28/2024(A)           39,462
        290,000   NV Hsg. Division (Multi-Unit Hsg.)(1)             5.900     10/01/2016   04/01/2010(B)          291,598
          5,000   NV Hsg. Division (Single Family Mtg.)             5.300     04/01/2028   04/01/2009(B)            4,665
         15,000   NV Hsg. Division (Single Family Mtg.)(1)          5.650     04/01/2022   10/01/2010(C)           13,877
         10,000   NV Hsg. Division (Single Family Mtg.), Series
                     B(1)                                           5.650     10/01/2021   06/14/2018(A)            9,477
         60,000   Washoe County, NV (Reno/Sparks Convention)(1)     5.600     07/01/2010   06/01/2009(B)           60,191
         50,000   Washoe County, NV GO(1)                           5.250     06/01/2011   06/01/2009(B)           50,142
         15,000   Washoe, NV HFC (Washoe Mills Apartments)          6.125     07/01/2022   06/01/2009(B)           15,002
                                                                                                          ---------------
                                                                                                               12,334,933
                                                                                                          ---------------
New Hampshire--2.6%
         15,000   Manchester, NH Hsg. & Redevel. Authority,
                     Series A                                       6.000     01/01/2011   01/01/2011              15,007
      2,000,000   Manchester, NH Hsg. & Redevel. Authority,
                     Series A                                       6.750     01/01/2014   01/01/2010(B)        1,997,080


                  34 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
New Hampshire Continued
$       350,000   NH Business Finance Authority (Pennichuck
                     Water Works)(1)                                6.300%    05/01/2022   05/01/2009(B)  $       338,909
     10,000,000   NH Business Finance Authority (Public Service
                     Company of New Hampshire)(1)                   6.000     05/01/2021   05/01/2021           7,588,500
     31,600,000   NH Business Finance Authority (Public Service
                     Company of New Hampshire)(1)                   6.000     05/01/2021   05/01/2021          23,884,544
        525,000   NH Business Finance Authority (Public Service
                     Company of New Hampshire)(1)                   6.000     05/01/2021   05/01/2021             408,356
        130,000   NH HE&HFA (Dartmouth College)(1)                  5.550     06/01/2023   06/01/2023             122,441
        125,000   NH HE&HFA (Franklin Pierce College)(1)            5.250     10/01/2018   11/08/2016(A)           85,984
        150,000   NH HE&HFA (New Hampton School)(1)                 5.250     10/01/2018   09/03/2014(A)          122,664
          5,000   NH HFA                                            6.125     01/01/2018   01/01/2009(B)            5,001
         60,000   NH HFA (Prescott Hills Apartments)                6.150     07/01/2040   03/03/2036(A)           54,319
        190,000   NH HFA (Single Family Mtg.)                       5.200     01/01/2024   07/01/2013(B)          179,902
         10,000   NH HFA (Single Family Mtg.)                       5.450     07/01/2021   07/01/2021               9,360
         70,000   NH HFA (Single Family Mtg.)                       5.850     07/01/2017   07/01/2009(B)           70,332
      5,015,000   NH HFA (Single Family Mtg.)                       5.850     07/01/2021   03/01/2010(C)        4,918,862
         15,000   NH HFA (Single Family Mtg.)                       6.150     07/01/2011   07/01/2009(B)           15,017
         50,000   NH HFA (Single Family Mtg.)                       6.150     07/01/2029   12/01/2011(B)           50,736
        755,000   NH HFA (Single Family Mtg.)                       6.300     07/01/2031   01/01/2012(B)          763,954
      1,000,000   NH IDA (Connecticut Light & Power Company)(1)     5.900     11/01/2016   11/01/2016             947,380
         35,000   NH IDA (Connecticut Light & Power Company)(1)     5.900     08/01/2018   08/01/2018              28,469
                                                                                                          ---------------
                                                                                                               41,606,817
                                                                                                          ---------------
New Jersey--2.3%
      3,550,000   NJ EDA (Continental Airlines)(1)                  6.625     09/15/2012   09/15/2012           2,654,726
        320,000   NJ EDA (Hackensack Water Company)                 5.800     03/01/2024   03/01/2009(B)          320,019
      5,870,000   NJ EDA (Trigen-Trenton District Energy Company)   6.200     12/01/2010   06/01/2009(B)        5,865,304
      5,670,000   NJ Health Care Facilities Financing Authority
                     (Deborah Heart & Lung Center)                  6.200     07/01/2013   01/01/2009(B)        5,670,567
      5,000,000   NJ Health Care Facilities Financing Authority
                     (Deborah Heart & Lung Center)                  6.300     07/01/2023   01/01/2009(B)        4,513,850
        545,000   NJ Health Care Facilities Financing Authority
                     (Raritan Bay Medical Center)(1)                7.250     07/01/2014   01/01/2009(B)          492,424
      2,560,000   NJ Higher Education Student Assistance
                     Authority (Student Loans)(1)                   6.000     06/01/2015   06/01/2010(B)        2,605,594


                  35 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
New Jersey Continued
$     1,150,000   NJ Higher Education Student Assistance
                     Authority (Student Loans)(1)                   6.100%    06/01/2016   06/01/2010(B)  $     1,168,228
      5,525,000   NJ Tobacco Settlement Financing Corp.(1)          4.500     06/01/2023   09/08/2012(C)        3,942,695
      8,695,000   Union County, NJ Utilities Authority (Ogden
                     Martin Systems of Union)(1)                    5.375     06/01/2013   06/01/2009(B)        8,580,226
                                                                                                          ---------------
                                                                                                               35,813,633
                                                                                                          ---------------
New Mexico--1.4%
      3,500,000   Bernalillo County, NM Multifamily Hsg.
                     (Mountain View)                                7.500     09/20/2033   09/20/2009(B)        3,648,925
         30,000   Farmington, NM Hospital (San Juan Medical
                     Center/Interface, Inc. Obligated Group)        5.000     06/01/2016   07/07/2014(B)           28,024
      3,045,000   Farmington, NM Pollution Control (Public
                     Service Company of New Mexico)(1)              5.700     12/01/2016   12/01/2016           2,649,485
      4,235,000   Farmington, NM Pollution Control (Public
                     Service Company of New Mexico)(1)              6.375     04/01/2022   04/01/2022           3,378,217
     12,000,000   Farmington, NM Pollution Control (Tucson
                     Electric Power Company)(1)                     6.950     10/01/2020   10/01/2009(B)       11,351,880
        190,000   Hobbs, NM Health Facilities (Evangelical
                     Lutheran Good Samaritan Society)(1)            5.500     05/01/2026   04/08/2022(A)          153,060
         20,000   Jemez Mountain, NM Public School District No.
                     53                                             5.700     11/01/2009   05/01/2009(B)           20,050
         25,000   NM Educational Assistance Foundation              6.650     11/01/2025   11/01/2025              24,385
         20,000   NM Mtg. Finance Authority (Bluffs at Tierra
                     Contenta)(1)                                   5.200     01/01/2019   06/23/2014(A)           18,882
         15,000   NM Mtg. Finance Authority (Rio Volcan
                     Apartments)(1)                                 5.650     07/01/2018   07/01/2009(B)           14,837
         30,000   NM Mtg. Finance Authority (Single Family
                     Mtg.)(1)                                       5.000     09/01/2022   03/01/2012(B)           28,085
         10,000   NM Mtg. Finance Authority (Single Family
                     Mtg.)(1)                                       5.350     07/01/2023   07/01/2010(B)            9,546
          5,000   NM Mtg. Finance Authority (Single Family
                     Mtg.)(1)                                       5.875     09/01/2021   03/01/2010(B)            4,908
        225,000   NM Regional Hsg. Authority (Washington Place
                     Apartments)(1)                                 5.500     08/15/2020   10/30/2017(A)          164,552
         15,000   Santa Fe, NM Single Family Mtg. (FNMA & GNMA
                     Mtg. Backed Securities), Series A              6.300     11/01/2028   05/01/2009(B)           14,437
        125,000   Villa Hermosa, NM Affordable Hsg. Corp. (Villa
                     Hermosa Apartments)(1)                         5.900     05/20/2027   12/14/2022(A)          116,126
                                                                                                          ---------------
                                                                                                               21,625,399
                                                                                                          ---------------


                  36 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
New York--0.6%
$    10,000,000   NY Tobacco Settlement Financing Corp., Series
                     B(1)                                           5.500%    06/01/2017   06/01/2011(B)  $    10,112,000
                                                                                                          ---------------
North Carolina--0.6%
      2,000,000   Charlotte, NC Douglas International Airport,
                     Series B(1)                                    6.000     07/01/2028   12/17/2026(A)        1,791,900
        115,000   NC Eastern Municipal Power Agency(1)              5.750     01/01/2026   05/26/2024(A)          101,100
         75,000   NC Eastern Municipal Power Agency, Series B(1)    5.500     01/01/2021   01/01/2009(B)           75,152
         30,000   NC Eastern Municipal Power Agency, Series B       6.250     01/01/2023   01/01/2009(B)           28,668
      3,180,000   NC HFA(1)                                         5.750     03/01/2017   03/01/2009(B)        3,166,612
      2,105,000   NC HFA(1)                                         6.000     07/01/2016   07/01/2009(B)        2,110,894
         15,000   NC HFA (Single Family)(1)                         5.350     09/01/2028   03/01/2009(B)           14,064
        105,000   NC HFA (Single Family)(1)                         5.600     09/01/2019   03/01/2009(B)          104,004
      1,395,000   NC HFA (Single Family)(1)                         6.250     03/01/2028   03/01/2009(B)        1,382,403
                                                                                                          ---------------
                                                                                                                8,774,797
                                                                                                          ---------------
North Dakota--0.5%
         60,000   Fargo, ND Health System (Meritcare
                     Hospital/Meritcare Med Group Obligated
                     Group)(1)                                      5.375     06/01/2027   12/08/2022(A)           48,373
        570,000   Grand Forks, ND Health Care Facilities (United
                     Hospital/United Health Resources Obligated
                     Group)                                         6.100     12/01/2009   06/01/2009(B)          570,587
      7,510,000   Grand Forks, ND Health Care System (Altru
                     Health System)                                 5.600     08/15/2017   02/15/2009(B)        7,157,481
        100,000   ND Board of Higher Education Student Services
                     Facilities(1)                                  5.500     08/01/2023   09/09/2021(A)           82,093
          5,000   ND HFA                                            5.150     01/01/2019   01/01/2011(B)            4,933
         60,000   ND HFA (Home Mtg.)                                5.150     07/01/2014   07/01/2010(B)           60,107
         15,000   ND HFA (Home Mtg.)                                5.750     07/01/2017   07/01/2009(B)           14,937
          5,000   ND HFA (Home Mtg.)                                5.850     07/01/2028   04/21/2014(A)            4,572
         45,000   ND HFA (Home Mtg.)(1)                             5.950     07/01/2017   07/01/2009(B)           45,054
         80,000   ND HFA, Series B                                  5.300     07/01/2024   07/01/2012(B)           76,174
         25,000   ND HFA, Series C                                  5.650     07/01/2013   07/01/2010(B)           25,007
         15,000   ND HFA, Series F                                  5.550     01/01/2012   01/01/2010(B)           15,020
         50,000   Oliver County, ND Solid Waste (Square Butte
                     Electric Cooperative)(1)                       5.450     01/01/2024   01/01/2024              42,155
         45,000   Williston, ND Health Facilities (Catholic
                     Health Corp.)(1)                               5.500     11/15/2014   11/15/2009(B)           45,121
                                                                                                          ---------------
                                                                                                                8,191,614
                                                                                                          ---------------
Ohio--6.5%
        100,000   Adams County, OH Valley Local School
                     District(1)                                    5.250     12/01/2021   12/01/2009(B)          100,006
         70,000   Akron, OH Economic Devel.(1)                      5.000     12/01/2018   12/01/2009(B)           70,789


                  37 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Ohio Continued
$     5,000,000   Buckeye, OH Tobacco Settlement Financing
                     Authority (TASC)(1)                            0.000(5)% 06/01/2037   01/06/2023(A)  $     2,239,350
    113,525,000   Buckeye, OH Tobacco Settlement Financing
                     Authority (TASC)(1)                            5.125     06/01/2024   11/01/2013(C)       75,798,372
      6,895,000   Buckeye, OH Tobacco Settlement Financing
                     Authority (TASC)(1)                            5.375     06/01/2024   12/01/2013(C)        4,809,883
         70,000   Centerville, OH GO(1)                             5.625     12/01/2026   07/01/2009(B)           70,363
         50,000   Columbus, OH Sewer Improvement Bonds(1)           6.000     09/15/2010   03/15/2009(B)           50,403
          5,000   Cuyahoga County, OH Hospital (University
                     Hospitals of Cleveland)(1)                     9.000     06/01/2011   06/01/2009(B)            5,475
      1,250,000   Cuyahoga County, OH Hospital Facilities
                     (CSAHS-UHHS-Cuyahoga/Canton Obligated
                     Group)(1)                                      7.500     01/01/2030   07/01/2010(B)        1,121,275
        345,000   Cuyahoga County, OH Utility System (The
                     Medical Center Company)(1)                     5.850     08/15/2010   02/15/2009(B)          345,152
         50,000   Dayton, OH Special Facilities (EAFC/EWA
                     Obligated Group)(1)                            5.625     02/01/2018   02/01/2009(B)           50,321
      2,785,000   Dublin, OH Industrial Devel. (Dublin Health
                     Care Corp.)(1)                                 7.500     12/01/2016   10/14/2013(A)        2,453,501
        100,000   Franklin County, OH Mtg. (Gateway Apartment
                     Homes)                                         5.800     12/20/2028   09/26/2022(A)           90,779
         20,000   Franklin County, OH Mtg. (Villas at St.
                     Therese)(1)                                    5.500     07/01/2021   01/24/2020(A)           14,075
      1,790,000   Grove City, OH Tax Increment Financing(1)         5.125     12/01/2016   06/12/2013(A)        1,430,013
         25,000   Lake County, OH Sewer District Improvements       5.850     12/01/2016   06/01/2009(B)           25,083
        650,000   Lucas County, OH GO(1)                            6.500     12/01/2016   06/01/2009(B)          652,412
        200,000   Lucas County, OH Hospital (Toledo
                     Hospital/Flower Hospital Obligated Group)(1)   5.750     11/15/2011   05/01/2009(B)          200,254
         20,000   Miamisburg, OH (Municipal Golf Course)(1)         5.100     12/01/2021   06/01/2009(B)           20,016
         30,000   Muskingum County, OH Hospital Facilities
                     (FSCCHM)(1)                                    5.375     02/15/2012   02/15/2009(B)           30,001
         45,000   OH Capital Corp. for Hsg. (The Conifers)          6.300     06/01/2028   06/01/2009(B)           46,037
        460,000   OH Economic Devel. (Astro Instrumentation)(1)     5.450     06/01/2022   05/22/2019(A)          431,765
          5,000   OH Economic Devel. (Enterprise Bond Fund)(1)      6.500     12/01/2009   06/01/2009(B)            5,012
        240,000   OH Environmental Facilities (Ford Motor
                     Company)                                       5.950     09/01/2029   09/01/2029              38,484
         45,000   OH HFA                                            5.250     09/01/2030   09/01/2010(B)           39,723
        840,000   OH HFA, Series D                                  5.450     09/01/2031   05/16/2009(C)          808,332


                  38 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Ohio Continued
$        30,000   OH Water Devel. Authority(1)                      9.375%    12/01/2010   06/01/2009(B)  $        32,465
         60,000   Pike County, OH Hospital Facilities (Pike
                     Health Services)(1)                            6.750     07/01/2017   07/01/2017              52,404
         10,000   Pleasant, OH Local School District(1)             5.100     12/01/2018   06/01/2009(B)           10,011
      1,965,000   Port of Greater Cincinnati, OH Devel.
                     Authority (Public Parking Infrastructure)(1)   6.300     02/15/2024   12/19/2017(A)        1,469,427
      1,950,000   Port of Greater Cincinnati, OH Devel.
                     Authority (Public Parking Infrastructure)(1)   6.400     02/15/2034   08/15/2013(B)        1,315,061
        215,000   Scioto County, OH Marine Terminal Facility
                     (Norfolk & Western Railway Company)            5.300     08/15/2013   08/15/2013             208,481
         35,000   Toledo, OH Multifamily Hsg. (Commodore
                     Perry)(1)                                      5.450     12/01/2028   01/09/2027(A)           29,986
         40,000   Toledo, OH Multifamily Hsg. (Hillcrest
                     Apartments)(1)                                 5.250     12/01/2018   11/25/2014(A)           38,124
      6,620,000   Toledo-Lucas County, OH Port Authority (Bax
                     Global)(1)                                     6.250     11/01/2013   08/25/2011(A)        5,851,749
        880,000   Tuscarawas County, OH (Union Hospital Assoc.)     6.375     10/01/2011   04/01/2009(B)          881,056
      1,470,000   Tuscarawas County, OH (Union Hospital Assoc.)     6.500     10/01/2021   04/01/2009(B)        1,435,646
         90,000   Wadsworth, OH Hsg. Devel. Corp. (Medina
                     Hsg.)(1)                                       6.200     03/01/2020   05/21/2017(A)           67,633
                                                                                                          ---------------
                                                                                                              102,338,919
                                                                                                          ---------------
Oklahoma--0.2%
        450,000   Ardmore, OK Devel. Authority Tax(1)               5.000     11/01/2010   05/06/2010(A)          437,301
         85,000   Cherokee County, OK EDA (NSU Student Hsg.)(1)     5.250     12/01/2034   06/03/2030(A)           49,424
         65,000   Edmond, OK EDA Student Hsg. (Collegiate Hsg.
                     Foundation)                                    5.375     12/01/2019   04/10/2016(A)           52,020
        110,000   OK HFA (Single Family Homeownership Loan
                     Program)                                       5.300     09/01/2026   05/02/2009(C)           95,203
         15,000   OK HFA (Single Family Homeownership Loan
                     Program)                                       5.400     09/01/2022   07/21/2010(C)           13,832
        100,000   OK HFA (Single Family Homeownership Loan
                     Program)                                       5.500     09/01/2028   11/24/2011(C)           87,078
         25,000   OK HFA (Single Family Homeownership Loan
                     Program)                                       5.750     03/01/2029   09/01/2009(C)           24,052
         80,000   OK HFA (Single Family Homeownership Loan
                     Program)                                       5.850     09/01/2020   03/01/2011(B)           80,504
         15,000   OK HFA (Single Family Homeownership Loan
                     Program)                                       6.200     09/01/2028   03/28/2025(A)           14,279
        330,000   OK HFA (Single Family Homeownership Loan
                     Program)                                       6.400     09/01/2030   03/01/2010(B)          335,165
         55,000   OK HFA (Single Family Homeownership Loan
                     Program)                                       6.550     03/01/2029   08/01/2009(C)           55,236
         30,000   OK HFA (Single Family Mtg.)                       5.250     03/01/2022   03/01/2012(B)           28,474


                  39 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Oklahoma Continued
$        15,000   OK HFA (Single Family Mtg.)                       5.350%    09/01/2020   01/27/2018(A)  $        14,034
         10,000   OK HFA (Single Family Mtg.)                       5.350     09/01/2025   03/01/2013(B)            9,549
         45,000   OK HFA (Single Family Mtg.)                       5.400     09/01/2029   11/11/2009(C)           38,278
        105,000   Oklahoma County, OK HFA (Single Family Mtg.)      5.950     10/01/2035   02/01/2022(B)          106,191
      2,290,000   Oklahoma County, OK HFA (Single Family Mtg.)      6.600     10/01/2035   02/01/2017(B)        2,332,548
         10,000   Tulsa, OK Municipal Airport Trust (American
                     Airlines)(1)                                   6.250     06/01/2020   06/01/2020               6,029
                                                                                                          ---------------
                                                                                                                3,779,197
                                                                                                          ---------------
Oregon--0.2%
         10,000   Brooks, OR Community Sewer District(1)            7.000     06/01/2009   06/01/2009              10,225
         25,000   Newberg, OR Public Safety                         5.250     12/01/2012   06/01/2009(B)           25,070
         75,000   Northern Wasco County, OR People's Utility
                     District (Bonneville Power
                     Administration)(1)                             5.200     12/01/2024   06/01/2009(B)           75,096
         15,000   OR Bond Bank (Economic Devel. Dept.)              5.500     01/01/2013   01/01/2009(B)           15,035
         45,000   OR Bond Bank (Economic Devel. Dept.)              6.000     01/01/2015   01/01/2009(B)           45,156
         25,000   OR GO(1)                                          5.375     08/01/2028   02/21/2024(A)           21,439
         40,000   OR GO (Elderly & Disabled Hsg.)(1)                5.450     08/01/2012   02/01/2009(B)           40,066
         35,000   OR GO (Elderly & Disabled Hsg.)(1)                5.450     08/01/2013   02/01/2009(B)           35,051
         20,000   OR GO (Elderly & Disabled Hsg.)(1)                5.550     08/01/2016   02/01/2009(B)           20,000
         25,000   OR GO (Elderly & Disabled Hsg.)(1)                5.600     08/01/2019   08/15/2018(A)           24,436
         30,000   OR GO (Elderly & Disabled Hsg.)(1)                5.700     08/01/2016   02/01/2009(B)           30,004
         15,000   OR GO (Elderly & Disabled Hsg.)(1)                6.200     08/01/2020   02/01/2009(B)           15,000
         60,000   OR GO (Elderly & Disabled Hsg.)(1)                6.300     08/01/2026   02/01/2009(B)           58,737
        285,000   OR GO (Veterans Welfare)(1)                       6.000     04/01/2032   04/01/2010(B)          277,656
         20,000   OR Health & Science University(1)                 5.250     07/01/2015   01/01/2009(B)           19,612
         50,000   OR Hsg. & Community Services Dept.
                     (Multifamily)                                  5.700     07/01/2029   07/01/2029              44,419
         10,000   OR Hsg. & Community Services Dept.
                     (Multifamily), Series A                        5.100     07/01/2021   04/14/2020(A)            8,989
        210,000   OR Hsg. & Community Services Dept.
                     (Multifamily), Series A                        5.950     07/01/2030   08/23/2026(A)          191,747
         50,000   OR Hsg. & Community Services Dept.
                     (Multifamily), Series A                        6.050     07/01/2042   06/18/2035(A)           44,065
         10,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.)                                   6.800     07/01/2027   07/01/2009(B)           10,004
         60,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series A                         5.800     07/01/2016   01/01/2009(B)           60,237
         25,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series A                         6.000     07/01/2011   01/01/2009(B)           25,027
          5,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series A                         6.200     07/01/2027   01/29/2012(A)            4,804


                  40 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Oregon Continued
$        10,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series B                         5.200%    07/01/2009   01/01/2009(B)  $        10,023
         25,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series B                         5.450     07/01/2029   09/15/2009(C)           23,616
         10,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series B                         6.200     07/01/2027   11/27/2012(A)            9,607
         20,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series C                         6.400     07/01/2026   01/01/2009(B)           19,780
         15,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series E                         6.000     07/01/2027   01/01/2009(B)           14,632
         30,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series F                         5.250     07/01/2022   12/15/2009(C)           29,510
        195,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series F                         5.650     07/01/2028   07/01/2009(B)          186,441
         60,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series H                         5.650     07/01/2028   06/07/2024(A)           53,437
         45,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series H                         6.000     07/01/2027   01/03/2011(A)           42,277
         10,000   OR Hsg. & Community Services Dept. (Single
                     Family Mtg.), Series M                         5.700     07/01/2011   07/01/2009(B)           10,058
        120,000   OR Hsg. & Community Services Dept., Series B      5.900     07/01/2019   07/01/2009(B)          119,657
         25,000   Port of Portland, OR Airport (Portland
                     International Airport)(1)                      5.500     07/01/2018   12/25/2017(A)           24,105
         30,000   Port Umatilla, OR Water                           6.375     08/01/2009   02/01/2009(B)           30,043
         60,000   Port Umatilla, OR Water                           6.450     08/01/2014   02/01/2009(B)           60,023
      1,000,000   Western Generation, OR Agency Cogeneration
                     (Wauna Cogeneration)(1)                        5.000     01/01/2016   03/24/2015(A)          757,750
                                                                                                          ---------------
                                                                                                                2,492,834
                                                                                                          ---------------
Pennsylvania--3.1%
      7,065,000   Allegheny County, PA Redevel. Authority
                     (Robinson Mall)                                7.000     11/01/2017   11/01/2010(B)        7,006,855
      8,000,000   Beaver County, PA IDA (First Energy General
                     Corp.)(1)                                      7.125     06/01/2028   06/01/2011(B)        7,895,280
      8,060,000   Carbon County, PA IDA (Panther Creek
                     Partners)(1)                                   6.650     05/01/2010   05/31/2009(A)        8,145,839
      1,000,000   Clarion County, PA Hospital Authority (Clarion
                     Hospital)(1)                                   5.750     07/01/2012   01/04/2012(A)          987,910
     12,300,000   PA EDFA (National Gypsum Company)(1)              6.125     11/01/2027   11/01/2027           6,329,457
      8,120,000   PA EDFA (National Gypsum Company)(1)              6.250     11/01/2027   11/01/2027           4,180,988
      3,200,000   PA EDFA (Northampton Generating)(1)               6.400     01/01/2009   01/01/2009           3,200,000
      2,000,000   PA EDFA (Northampton Generating)(1)               6.500     01/01/2013   12/24/2010(A)        1,560,660
      1,500,000   PA HEFA (California University of Pennsylvania
                     Student Assoc.)                                6.750     09/01/2020   09/12/2016(A)        1,307,880


                  41 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Pennsylvania Continued
$    10,000,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)         5.875%    11/15/2016   07/17/2014(A)  $     7,606,700
        465,000   Philadelphia, PA Authority for Industrial
                     Devel. (Cathedral Village)                     4.750     04/01/2034   07/02/2024(A)          437,416
         25,000   Philadelphia, PA Authority for Industrial
                     Devel. (Philadelphia Airport)(1)               5.000     07/01/2015   07/01/2015              23,774
                                                                                                          ---------------
                                                                                                               48,682,759
                                                                                                          ---------------
Rhode Island--2.8%
      3,500,000   Central Falls, RI Detention Facility(1)           6.750     01/15/2013   05/17/2011(A)        2,836,540
         25,000   Providence, RI Public Building Authority,
                     Series B(1)                                    5.500     12/15/2014   06/15/2009(B)           25,067
        290,000   RI Clean Water Finance Agency (Triton Ocean)(1)   5.800     09/01/2022   02/04/2021(A)          266,962
         80,000   RI Health & Educational Building Corp.
                     (Johnson & Wales University)(1)                6.100     04/01/2026   04/01/2009(B)           80,011
         50,000   RI Health & Educational Building Corp.
                     (Lifespan)(1)                                  5.250     05/15/2026   05/27/2025(A)           44,331
         25,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                     Opportunity)(1)                                5.200     04/01/2019   04/10/2018(A)           23,552
         30,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                     Opportunity)(1)                                5.400     10/01/2026   02/22/2018(A)           28,241
         25,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)(1)     5.375     04/01/2024   01/31/2021(A)           22,277
     18,835,000   RI Student Loan Authority(3)                      6.000     12/01/2032   10/10/2021(A)       17,131,487
        105,000   RI Student Loan Authority                         6.450     12/01/2015   06/01/2009(B)          105,381
      1,370,000   RI Tobacco Settlement Financing Corp. (TASC)(1)   6.250     06/01/2042   06/20/2026(A)          860,977
    350,000,000   RI Tobacco Settlement Financing Corp. (TASC)      6.950(2)  06/01/2052   04/09/2028(A)        3,083,500
      3,145,000   RI Tobacco Settlement Financing Corp. (TASC),
                     Series A(1)                                    6.000     06/01/2023   11/24/2010(C)        2,565,848
     24,345,000   RI Tobacco Settlement Financing Corp. (TASC),
                     Series A(1)                                    6.125     06/01/2032   09/25/2018(A)       17,284,707
                                                                                                          ---------------
                                                                                                               44,358,881
                                                                                                          ---------------
South Carolina--1.6%
        215,000   Charleston County, SC Hospital Facilities
                     (Medical Society Health)(1)                    5.000     10/01/2022   04/01/2009(B)          218,653
        530,000   Charleston County, SC Hospital Facilities
                     (Medical Society Health)(1)                    5.500     10/01/2019   04/01/2009(B)          539,959
         20,000   Charleston County, SC Hospital Facilities
                     (Medical Society Health)(1)                    6.000     10/01/2009   04/01/2009(B)           20,086
        110,000   Georgetown County, SC Environmental
                     Improvement (International Paper Company)(1)   5.700     10/01/2021   10/01/2021              71,594
         15,000   Horry County, SC Airport(1)                       5.700     07/01/2027   06/15/2023(A)           12,918


                  42 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
South Carolina Continued
$       840,000   Orangeburg County, SC Solid Waste (South
                     Carolina Electric & Gas Company)(1)            5.700%    11/01/2024   11/01/2024     $       727,356
        110,000   Piedmont, SC Municipal Power Agency(1)            5.250     01/01/2021   01/15/2020(A)          102,081
      1,190,000   Richland County, SC Educational Facilities
                     (Benedict College)(1)                          6.250     07/01/2014   01/26/2013(A)        1,136,034
      2,335,000   Richland County, SC Environmental Improvement
                     (International Paper Company)(1)               6.100     04/01/2023   04/01/2023           1,515,018
      1,630,000   SC Connector 2000 Assoc. Toll Road, Series B      4.673(2)  01/01/2011   01/01/2011           1,199,762
      1,735,000   SC Connector 2000 Assoc. Toll Road, Series B      5.604(2)  01/01/2021   01/01/2021             489,652
        720,000   SC Connector 2000 Assoc. Toll Road, Series B      5.702(2)  01/01/2026   01/01/2026             138,730
        725,000   SC Educational Facilities Authority (Benedict
                     College)(1)                                    5.750     07/01/2017   03/02/2015(A)          583,183
         25,000   SC GO(1)                                          5.250     06/01/2009   06/01/2009              25,090
         25,000   SC GO(1)                                          5.250     06/01/2010   06/01/2009(B)           25,077
        395,000   SC Hsg. Finance & Devel. Authority                5.875     07/01/2009   07/01/2009             397,820
         20,000   SC Hsg. Finance & Devel. Authority(1)             5.950     07/01/2029   11/12/2014(A)           18,299
         90,000   SC Hsg. Finance & Devel. Authority, Series A      5.400     07/01/2021   01/03/2018(A)           83,615
         45,000   SC Hsg. Finance & Devel. Authority, Series A      6.200     07/01/2015   05/01/2009(B)           45,016
         10,000   SC Hsg. Finance & Devel. Authority, Series A-1    6.200     07/01/2009   01/01/2009(B)           10,028
         10,000   SC Hsg. Finance & Devel. Authority, Series A-2    5.300     07/01/2019   07/11/2016(A)            9,517
          5,000   SC Hsg. Finance & Devel. Authority, Series A-2    6.750     07/01/2026   01/01/2009(B)            5,000
         10,000   SC Ports Authority(1)                             5.000     07/01/2017   07/01/2017               9,431
         25,000   SC Ports Authority(1)                             5.000     07/01/2018   07/01/2018              23,039
        160,000   SC Ports Authority(1)                             5.300     07/01/2026   12/02/2022(A)          132,027
     20,000,000   SC Tobacco Settlement Management Authority(1)     5.000     06/01/2018   08/01/2010(C)       17,865,000
        130,000   SC Western Carolina Regional Sewer Authority      5.500     03/01/2010   09/01/2009(B)          135,836
                                                                                                          ---------------
                                                                                                               25,539,821
                                                                                                          ---------------
South Dakota--1.7%
     15,930,000   SD Education Loans                                5.600     06/01/2020   06/01/2020          14,694,151
     10,460,000   SD Educational Enhancement Funding Corp.
                     Tobacco Settlement(1)                          6.500     06/01/2032   09/12/2029(A)        7,054,015
         45,000   SD H&EFA (Prairie Lakes Health Care System)(1)    5.650     04/01/2022   08/13/2018(A)           39,412
      4,295,000   SD Hsg. Devel. Authority (Homeownership)(1)       5.375     05/01/2018   11/01/2009(C)        4,215,371


                  43 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
South Dakota Continued
$        35,000   SD Hsg. Devel. Authority (Homeownership)(1)       5.375%    05/01/2018   02/21/2015(A)  $        35,607
      1,510,000   SD Hsg. Devel. Authority (Homeownership)(1)       5.750     05/01/2031   01/01/2011(A)        1,473,715
                                                                                                          ---------------
                                                                                                               27,512,271
                                                                                                          ---------------
Tennessee--0.1%
         10,000   Blount County, TN Hospital, Series B              5.125     07/01/2019   01/23/2018(A)            8,754
         50,000   Columbia, TN Electric System                      5.625     09/01/2017   03/01/2009(B)           50,147
          5,000   Memphis, TN HFC (Saint's Court Apartments)(1)     6.000     09/01/2013   03/01/2009(B)            5,007
        215,000   Memphis-Shelby County, TN Airport Authority(1)    6.000     03/01/2024   04/12/2022(A)          193,687
         50,000   Shelby County, TN HE&HF (Christian Brothers
                     University)                                    5.750     09/01/2012   03/01/2009(B)           49,051
         85,000   South Fulton, TN Industrial Devel. Board
                     (Tyson Foods)                                  6.350     10/01/2015   11/16/2013(A)           70,318
        355,000   South Fulton, TN Industrial Devel. Board
                     (Tyson Foods)                                  6.400     10/01/2020   11/14/2018(A)          273,389
         15,000   TN Hsg. Devel. Agency (Homeownership)(1)          5.250     07/01/2022   01/01/2012(B)           15,116
         35,000   TN Hsg. Devel. Agency (Homeownership)             5.375     07/01/2023   07/01/2010(B)           33,456
         25,000   TN Hsg. Devel. Agency (Homeownership)(1)          5.500     07/01/2013   01/01/2010(B)           25,131
         80,000   TN Hsg. Devel. Agency (Homeownership)(1)          5.550     01/01/2021   10/18/2019(A)           75,838
         30,000   TN Hsg. Devel. Agency (Homeownership)(1)          5.850     07/01/2023   07/01/2009(B)           29,420
         20,000   Unicoi County, TN HE&HF (Erwin Health Care
                     Associates)(1)                                 5.875     03/20/2016   03/20/2009(B)           20,024
                                                                                                          ---------------
                                                                                                                  849,338
                                                                                                          ---------------
Texas--8.7%
         20,000   Abilene, TX HFDC (Hendrick Medical Center)(1)     5.850     09/01/2010   03/01/2009(B)           20,015
        115,000   Abilene, TX HFDC (Hendrick Medical Center)(1)     6.000     09/01/2013   09/01/2009(B)          115,029
         55,000   Abilene, TX HFDC (Hendrick Medical Center)(1)     6.150     09/01/2025   03/01/2009(B)           48,241
        605,000   Austin, TX Utility System                         6.730(2)  11/15/2014   11/15/2009(B)          403,226
        125,000   Bexar County, TX HFC (American Opportunity
                     Hsg.-Cinnamon Creek)                           5.750     12/01/2013   05/25/2011(C)           78,055
        120,000   Bexar County, TX HFC (Doral Club)                 8.750     10/01/2036   10/01/2036              85,205
      1,085,000   Brazos River Authority, TX (Johnson County
                     Surface Water and Treatment System)(1)         5.800     09/01/2011   03/01/2009(B)        1,085,217
        150,000   Brazos River Authority, TX Pollution Control
                     (TXU Energy Company)                           6.750     10/01/2038   10/01/2038              80,930


                  44 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Texas Continued
$       290,000   Brazos River, TX Harbor Navigation District
                     (Dow Chemical Company)(1)                      6.625%    05/15/2033   05/15/2033     $       202,629
     17,845,000   Capital Area, TX HFC (AHF Affordable Hsg.)(1)     1.803(7)  01/01/2039   01/01/2039          16,882,976
         25,000   Cass County, TX IDC (International Paper
                     Company)(1)                                    6.000     09/01/2025   09/01/2025              15,546
        285,000   Cass County, TX IDC (International Paper
                     Company)(1)                                    6.600     03/15/2024   03/15/2024             195,328
        580,000   Charterwood, TX Municipal Utility District(1)     5.800     05/01/2009   05/01/2009             581,264
         60,000   Collin County, TX HFC (Community College
                     District Foundation)                           5.250     06/01/2023   07/07/2021(A)           36,808
          5,000   Connally, TX Consolidated Independent School
                     District(1)                                    5.625     08/15/2029   02/15/2009(B)            5,002
      2,500,000   Dallas-Fort Worth, TX International Airport(1)    5.500     11/01/2020   11/01/2020           2,249,900
     20,000,000   Dallas-Fort Worth, TX International Airport(1)    5.500     11/01/2021   11/01/2021          18,116,600
      6,250,000   Dallas-Fort Worth, TX International Airport(1)    6.000     11/01/2023   08/23/2022(A)        5,686,250
      6,500,000   Dallas-Fort Worth, TX International Airport(1)    6.000     11/01/2024   10/15/2023(A)        5,834,400
      8,000,000   Dallas-Fort Worth, TX International Airport(1)    6.100     11/01/2019   11/01/2019           7,738,560
      3,500,000   Dallas-Fort Worth, TX International Airport(1)    6.250     11/01/2028   12/05/2025(A)        3,144,540
        100,000   De Soto, TX Park Devel. Corp.(1)                  5.250     02/15/2016   02/15/2016             100,113
         15,000   Dilley, TX Special Project (Dept. of Criminal
                     Justice)(1)                                    7.000     04/01/2009   04/01/2009              15,213
        165,000   El Paso County, TX HFC (American Village
                     Communities), Series A                         6.250     12/01/2020   12/01/2012(B)          138,650
        165,000   Fort Bend County, TX Municipal Utility
                     District No. 23(1)                             6.125     09/01/2028   03/01/2009(B)          158,841
         35,000   Galveston County, TX HFC (Friendswood)(1)         6.200     10/01/2021   04/01/2009(B)           34,996
        100,000   Galveston County, TX HFC (Friendswood)            6.250     04/01/2029   04/01/2009(B)           94,827
         85,000   Grand Prairie, TX Metropolitan Utility &
                     Reclamation District(1)                        5.800     04/01/2011   04/01/2009(B)           83,408
      1,265,000   Grand Prairie, TX Metropolitan Utility &
                     Reclamation District(1)                        6.500     04/01/2012   04/01/2009(B)        1,250,136
      4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)(1)     7.500     05/01/2025   10/01/2012(D)        4,328,814
        110,000   Gulf Coast, TX IDA (Valero Energy Corp.)(1)       5.600     12/01/2031   12/01/2031              61,144
        340,000   Gulf Coast, TX IDA Solid Waste (Citgo
                     Petroleum Corp.)                               8.000     04/01/2028   04/01/2012(B)          290,999


                  45 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Texas Continued
$        30,000   Gulf Coast, TX Waste Disposal Authority
                     (Valero Energy Corp.)(1)                       6.650%    04/01/2032   04/01/2032     $        19,447
      2,229,000   Harris County, TX HFC(1)                          6.300     09/01/2032   01/18/2009(C)        2,036,994
     12,470,000   Harris County, TX HFDC (St. Lukes Episcopal
                     Hospital)(1)                                   6.750     02/15/2021   02/15/2009(B)       12,548,187
         65,000   Harris County, TX IDC (Continental Airlines)(1)   5.375     07/01/2019   08/09/2014(A)           33,317
      2,295,000   Heart of TX HFC (Waco Parkside Village)           7.400     09/20/2035   09/20/2015(B)        2,216,557
        920,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(1)                      5.500     07/15/2017   01/15/2009(B)          902,566
      4,960,000   Houston, TX Airport Special Facilities
                     (Continental Airlines)(1)                      6.125     07/15/2017   07/09/2013(A)        3,068,058
         50,000   Houston, TX Airport System (Continental
                     Airlines)(1)                                   5.375     07/15/2011   01/15/2009(B)           50,029
         10,000   Houston, TX Airport System (People Mover)(1)      5.375     07/15/2012   01/15/2009(B)           10,004
         45,000   Houston, TX Airport System,
                  Series A(1)                                       5.000     07/01/2028   07/13/2027(A)           34,267
         50,000   Houston, TX Airport System,
                  Series A(1)                                       6.000     07/01/2010   01/01/2009(B)           50,527
      3,900,000   Houston, TX Airport System,
                  Series A(1)                                       6.000     07/01/2011   01/01/2009(B)        3,932,448
        825,000   Houston, TX HFC (Single Family Mtg.)              6.750     06/01/2033   12/30/2010(C)          842,424
      1,955,000   Houston, TX Hsg. Corp. (6800 Long Drive
                     Apartments)                                    6.625     02/01/2020   02/01/2009(B)        1,954,844
         80,000   Leander, TX Independent School District           5.562(2)  08/15/2015   08/15/2009(B)           55,325
         35,000   Lewisville, TX HFC (Lewisville Limited)(1)        5.500     06/01/2017   06/01/2009(B)           34,997
         90,000   Lewisville, TX HFC (Lewisville Limited)(1)        5.600     12/01/2029   08/15/2024(A)           78,034
        145,000   Lubbock, TX HFC (Las Colinas Quail Creek
                     Apartments)                                    6.750     07/01/2012   04/13/2010(A)          124,933
         50,000   Matagorda County, TX Navigation District
                     (Centerpoint Energy)(1)                        5.250     11/01/2029   11/01/2029              34,714
         80,000   Metro, TX HFDC (Wilson N. Jones Memorial
                     Hospital)(1)                                   5.500     01/01/2012   01/01/2009(B)           80,011
         35,000   Metro, TX HFDC (Wilson N. Jones Memorial
                     Hospital)(1)                                   5.600     01/01/2017   01/01/2009(B)           33,591
         45,000   Midland County, TX Hospital District(1)           5.375     06/01/2016   06/01/2009(B)           43,797
     16,000,000   Mission, TX EDC (Waste Management)                6.000     08/01/2020   08/01/2013(D)       13,834,080
         50,000   Montgomery County, TX Municipal Utility
                     District No. 40 (Waterworks & Sewer)(1)        5.000     03/01/2019   03/01/2009(B)           50,027


                  46 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Texas Continued
$        25,000   North Forest, TX Municipal Water District
                     (Murphy Sanitation & Sewer System)             6.200%    07/10/2009   01/10/2009(B)  $        25,036
        250,000   North TX Tollway Authority (Dallas North
                     Tollway System)(1)                             5.375     01/01/2016   01/01/2009(B)          250,305
         20,000   Northampton, TX Municipal Utility District
                     (Waterworks and Sewer)(1)                      5.700     03/01/2014   03/01/2009(B)           20,060
         80,000   Odessa, TX Junior College District(1)             5.000     12/01/2019   06/01/2009(B)           73,427
        705,000   Permian Basin, TX HFC (Single Family Mtg.)        5.650     01/01/2038   07/01/2016(A)          664,921
        285,000   Permian Basin, TX HFC (Single Family Mtg.)        5.750     01/01/2038   07/01/2016(B)          261,798
      2,500,000   Port of Corpus Christi, TX IDC (Valero Energy
                     Corp.)(1)                                      5.400     04/01/2018   12/11/2014(A)        1,916,500
     12,190,000   Sabine, TX River Authority Pollution Control
                     (TXU Electric Company)                         5.750     05/01/2030   11/01/2011(D)        9,373,988
        620,000   Sabine, TX River Authority Pollution Control
                     (TXU Electric Company)                         6.450     06/01/2021   06/01/2021             378,640
        430,000   Southeast TX HFC                                  4.750     01/01/2037   02/15/2009(C)          365,027
         40,000   Southlake Parks, TX Devel. Corp.                  5.375     08/15/2021   02/15/2009(B)           40,040
        235,000   Trinity, TX River Authority (TXU Energy
                     Company)                                       6.250     05/01/2028   05/01/2028             127,311
      6,350,000   TX Angelina & Neches River Authority
                     (Temple-Inland)(1)                             5.650     09/01/2012   09/01/2012           5,687,759
         70,000   TX Dept. of Hsg. & Community Affairs(1)           5.250     07/01/2018   01/10/2015(A)           67,367
         10,000   TX Dept. of Hsg. & Community Affairs(1)           5.350     07/01/2033   07/01/2011(B)            8,898
         70,000   TX Dept. of Hsg. & Community Affairs (Pebble
                     Brook Apartments)(1)                           5.550     12/01/2024   05/09/2022(A)           65,046
         20,000   TX Dept. of Hsg. & Community Affairs
                     (Residential Mtg.)(1)                          5.250     07/01/2022   07/01/2011(B)           18,899
        155,000   TX Dept. of Hsg. & Community Affairs
                     (Residential Mtg.)(1)                          5.500     01/01/2021   03/25/2019(A)          145,911
        105,000   TX Dormitory Finance Authority (Temple Junior
                     College Foundation)                            5.875     09/01/2022   04/17/2019(A)           55,229
         35,000   TX GO(1)                                          6.000     12/01/2030   12/01/2010(B)           32,659
        500,000   TX Lower CO River Authority Pollution Control
                     (Samsung Electronics Company)(1)               6.950     04/01/2030   04/01/2010(B)          390,155
      1,365,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(8)    6.250     03/01/2010   03/16/2009(A)        1,075,811
      4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(8)    6.625     03/01/2020   03/11/2016(A)        2,887,715
      2,860,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(8)    6.750     03/01/2031   10/24/2026(A)        1,749,691
        100,000   TX Veterans Hsg. Assistance(1)                    6.100     06/01/2021   06/01/2010(B)          100,051


                  47 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Texas Continued
$       340,000   TX Veterans Hsg. Assistance,
                  Series B(1)                                       6.100%    06/01/2031   02/01/2009(B)  $       325,587
         60,000   Washington County, TX HFDC (Trinity Community
                     Medical Center of Brenham/Trinity Care
                     Center Obligated Group)(1)                     5.750     06/01/2024   07/11/2022(A)           42,274
        625,000   Willow Fork, TX Drain District,
                  Series A(1)                                       5.250     09/01/2011   03/01/2009(B)          625,269
                                                                                                          ---------------
                                                                                                              138,007,414
                                                                                                          ---------------
U.S. Possessions--0.1%
      1,135,000   Puerto Rico Children's Trust Fund (TASC)(1)       5.375     05/15/2033   10/31/2013(A)          768,179
        500,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol
                     Auxillio Obligated Group)(1)                   6.250     07/01/2024   01/01/2009(B)          460,440
        750,000   V.I. Public Finance Authority,
                  Series A(1)                                       6.375     10/01/2019   10/01/2010(B)          705,735
                                                                                                          ---------------
                                                                                                                1,934,354
                                                                                                          ---------------
Utah--0.6%
      6,300,000   Carbon County, UT Solid Waste Disposal (Allied
                     Waste Industries)(6)                           7.500     02/01/2010   02/01/2009(A)        6,185,214
      1,632,000   Eagle Mountain, UT Special Assessment             6.250     05/01/2013   06/15/2011(A)        1,544,704
        885,000   Emery County, UT Pollution Control
                     (Pacificorp)(1)                                5.625     11/01/2023   05/01/2009(B)          886,151
        375,000   Emery County, UT Pollution Control
                     (Pacificorp)(1)                                5.650     11/01/2023   05/01/2009(B)          375,495
         30,000   Intermountain, UT Power Agency(1)                 5.000     07/01/2013   01/01/2009(B)           30,069
        270,000   UT HFA(1)                                         5.950     01/01/2029   09/11/2023(A)          247,865
         25,000   UT Hsg. Corp. (Single Family Mtg.)(1)             6.000     07/01/2015   01/01/2009(B)           25,009
         55,000   UT State Building Ownership Authority, Series
                     A(1)                                           5.750     08/15/2011   02/15/2009(B)           55,239
         15,000   UT University Campus Facilities System, Series
                     A(1)                                           6.750     10/01/2014   04/01/2009(B)           14,914
         60,000   Utah County, UT Hospital (IHC Health
                     Services)(1)                                   5.250     08/15/2026   02/15/2009(B)           60,175
                                                                                                          ---------------
                                                                                                                9,424,835
                                                                                                          ---------------
Vermont--0.0%
         25,000   Burlington, VT Airport                            5.600     07/01/2017   01/01/2009(B)           25,000
        100,000   Burlington, VT Airport, Series B                  5.750     07/01/2017   01/01/2009(B)           99,834
         10,000   Burlington, VT Airport, Series B                  5.850     07/01/2011   01/01/2009(B)           10,008
         50,000   VT HFA(1)                                         5.400     02/15/2012   02/15/2009(B)           50,074
         30,000   VT HFA (Single Family)(1)                         5.500     11/01/2021   05/01/2011(B)           28,897
         35,000   VT HFA (Single Family), Series 11A(1)             5.900     05/01/2019   08/15/2009(C)           35,005
                                                                                                                  248,818


                  48 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Virginia--0.5%
$       425,000   Norfolk, VA EDA, Series B(1)                      5.625%    11/01/2015   01/24/2013(A)  $       334,360
        100,000   Richmond, VA IDA (Virginia Commonwealth
                     University Real Estate Foundation)             5.550     01/01/2031   01/01/2013(B)           90,203
        750,000   VA Gateway Community Devel. Authority(1)          6.375     03/01/2030   09/02/2023(A)          506,190
         10,000   VA Hsg. Devel. Authority (Multifamily)(1)         6.125     05/01/2012   05/01/2009(B)           10,010
      8,170,000   VA Hsg. Devel. Authority (Rental Hsg.)(3)         5.550     01/01/2027   02/08/2025(A)        7,305,365
                                                                                                          ---------------
                                                                                                                8,246,128
                                                                                                          ---------------
Washington--2.1%
         10,000   Bellingham, WA Hsg. Authority (Cascade Meadows)   5.200     11/01/2027   12/13/2022(A)            9,072
         20,000   Chelan County, WA Public Utility District No.
                     1 (Rocky Reach Hydroelectric)(1)               5.125     07/01/2023   01/01/2009(B)           20,002
         25,000   King County, WA Hsg. Authority (Cascadian
                     Apartments)(1)                                 6.850     07/01/2024   01/01/2009(B)           25,016
        160,000   King County, WA Hsg. Authority (Fairwood
                     Apartments)(1)                                 6.000     12/01/2025   07/01/2009(B)          158,117
         10,000   King County, WA Hsg. Authority (Rural
                     Preservation)(1)                               5.750     01/01/2028   12/18/2023(A)            6,694
        115,000   Pierce County, WA Hsg. Authority(1)               5.800     12/01/2023   12/13/2021(A)           85,137
         15,000   Port Chelan County, WA GO(1)                      6.000     12/01/2011   06/01/2009(B)           15,014
        100,000   Port Grays Harbor, WA GO                          6.375     12/01/2014   12/01/2009(B)          100,777
         45,000   Port of Seattle, WA Special Facility              6.000     09/01/2029   06/19/2026(A)           40,140
         25,000   Port Vancouver, WA GO(1)                          5.350     12/01/2010   12/01/2009(B)           25,036
        245,000   Prosser, WA Water & Sewer(1)                      5.400     09/01/2012   03/01/2009(B)          245,679
         50,000   Seattle, WA Municipal Light & Power(1)            5.000     07/01/2014   07/01/2009(B)           50,508
         15,000   Seattle, WA Municipal Light & Power(1)            5.000     07/01/2020   07/01/2009(B)           15,051
         75,000   Tacoma, WA Hsg. Authority (Polynesia Village
                     Apartments)(1)                                 5.850     12/01/2022   05/12/2020(A)           72,368
        105,000   Tacoma, WA Hsg. Authority (Polynesia Village
                     Apartments)(1)                                 5.900     12/01/2027   10/24/2025(A)           97,438
         25,000   Tacoma, WA Hsg. Authority (Polynesia Village
                     Apartments)(1)                                 5.900     06/01/2029   12/01/2028(A)           22,791
      1,500,000   Vancouver, WA Downtown Redevel. Authority
                     (Conference Center)(1)                         6.000     01/01/2028   03/01/2026(A)          944,370
         15,000   Vancouver, WA Hsg. Authority (Office
                     Building)(1)                                   5.500     03/01/2028   05/27/2020(A)            9,987
         25,000   WA COP (Dept. of General Administration)(1)       5.500     10/01/2013   04/01/2009(B)           25,071
         20,000   WA COP (Dept. of General Administration)(1)       5.600     10/01/2015   04/01/2009(B)           20,023


                  49 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Washington Continued
$        30,000   WA COP (Dept. of General Administration)(1)       5.600%    10/01/2016   04/01/2009(B)  $        30,029
         10,000   WA COP (Whatcom Community College)                5.250     10/01/2013   04/01/2009(B)           10,080
      2,045,000   WA EDFA (Lindal Cedar Homes)                      5.800     11/01/2017   05/01/2009(B)        2,042,642
        125,000   WA Health Care Facilities Authority (Harrison
                     Memorial Hospital)(1)                          5.300     08/15/2014   02/15/2009(B)          122,369
        145,000   WA Health Care Facilities Authority (Harrison
                     Memorial Hospital)(1)                          5.400     08/15/2023   12/21/2019(A)          119,397
          5,000   WA Health Care Facilities Authority (Yakima
                     Valley Memorial Hospital Assoc.)(1)            5.375     12/01/2014   12/01/2009(B)            4,974
      1,065,000   WA HFC                                            5.000     06/01/2021   07/01/2009(C)        1,038,045
         50,000   WA HFC (Presbyterian Ministries)(1)               5.300     01/01/2019   11/07/2016(A)           37,046
         10,000   WA HFC (Single Family)                            5.250     12/01/2017   06/01/2009(B)           10,018
         85,000   WA HFC (Single Family)                            5.350     06/01/2030   01/09/2028(A)           71,450
         30,000   WA HFC (Single Family)                            5.400     12/01/2024   06/08/2023(A)           26,797
     30,370,000   WA Tobacco Settlement Authority (TASC)(1)         6.500     06/01/2026   04/09/2013(A)       25,501,082
      2,210,000   WA Tobacco Settlement Authority (TASC)(1)         6.625     06/01/2032   07/14/2017(A)        1,514,889
                                                                                                          ---------------
                                                                                                               32,517,109
                                                                                                          ---------------
West Virginia--0.1%
         25,000   Harrison County, WV (Monangahela Power
                     Company)(1)                                    6.750     08/01/2024   08/01/2024              18,390
        275,000   Harrison County, WV (Monongahela Power
                     Company)(1)                                    6.250     05/01/2023   05/01/2023             256,729
         20,000   Pleasants County, WV Pollution Control
                     (Monongahela Power Company)(1)                 5.500     04/01/2029   04/01/2029              14,527
         25,000   Pleasants County, WV Pollution Control
                     (Potomac Edison Company)(1)                    5.500     04/01/2029   04/01/2029              18,159
         25,000   Pleasants County, WV Pollution Control (West
                     Penn Power Company)                            5.500     04/01/2029   04/01/2029              18,159
      1,790,000   WV Hsg. Devel. Fund(1)                            5.250     11/01/2018   05/01/2010(B)        1,748,257
         30,000   WV Hsg. Devel. Fund(1)                            5.300     11/01/2023   08/09/2021(A)           26,866
         50,000   WV Water Devel. Authority(1)                      5.625     07/01/2030   06/10/2026(A)           41,955
                                                                                                          ---------------
                                                                                                                2,143,042
                                                                                                          ---------------
Wisconsin--3.5%
      2,085,000   Badger, WI Tobacco Asset Securitization
                     Corp.(1)                                       6.000     06/01/2017   07/12/2015(A)        1,928,959
     25,110,000   Badger, WI Tobacco Asset Securitization
                     Corp.(1)                                       6.125     06/01/2027   07/29/2011(C)       22,215,068
     28,070,000   Badger, WI Tobacco Asset Securitization
                     Corp.(1)                                       6.375     06/01/2032   06/01/2012(B)       22,262,036


                  50 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Wisconsin Continued
$       515,000   Badger, WI Tobacco Asset Securitization
                     Corp.(1)                                       7.000%    06/01/2028   06/01/2012(B)  $       462,290
        125,000   Green Bay, WI Hsg. Authority (Moraine Ridge)(1)   6.150     12/01/2030   12/01/2014(B)          116,879
         85,000   Janesville, WI Industrial Devel. (Paramount
                     Communications)                                7.000     10/15/2017   10/15/2017              78,809
         50,000   Kenosha, WI Hsg. Authority Multifamily Hsg.
                     (Glaser Financial Group)(1)                    6.000     11/20/2041   05/20/2010(B)           46,428
        240,000   Madison, WI Industrial Devel. (Madison Gas &
                     Electric Company)(1)                           5.875     10/01/2034   10/01/2034             215,969
        100,000   Madison, WI Parking System                        5.600     02/01/2012   02/01/2009(B)          100,121
         40,000   Milwaukee County, WI Airport                      5.750     12/01/2025   12/01/2023(A)           34,429
         30,000   Milwaukee, WI Redevel. Authority (City Hall
                     Square)(1)                                     6.300     08/01/2038   02/01/2009(B)           27,882
         25,000   Oak Creek, WI Hsg. Authority (Wood Creek)         5.139(2)  01/20/2010   01/20/2010              23,639
         20,000   WI GO(1)                                          5.000     05/01/2012   05/01/2009(B)           20,053
        400,000   WI GO(1)                                          5.300     05/01/2023   06/09/2021(B)          380,792
         70,000   WI GO(1)                                          5.500     11/01/2026   09/07/2025(A)           65,251
         85,000   WI GO(1)                                          6.000     05/01/2027   05/01/2009(B)           83,054
        120,000   WI H&EFA (Agnesian Healthcare/Waupun Memorial
                     Hospital Obligated Group)(1)                   6.000     07/01/2030   11/19/2026(A)          104,902
         25,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)(1)   5.750     08/15/2016   09/01/2010(B)           24,911
         85,000   WI H&EFA (Marshfield Clinic)(1)                   5.750     02/15/2027   01/31/2023(A)           69,764
        430,000   WI H&EFA (Medical College of Wisconsin)(1)        5.500     12/01/2026   06/01/2009(B)          429,991
      3,685,000   WI H&EFA (United Health Group)(1)                 5.500     12/15/2020   07/10/2019(B)        3,304,045
        525,000   WI H&EFA (Waukesha Memorial Hospital)(1)          5.250     08/15/2019   02/15/2009(B)          474,989
        135,000   WI Hsg. & EDA(1)                                  5.750     03/01/2010   03/01/2010             135,779
      2,995,000   WI Hsg. & EDA(1)                                  5.800     09/01/2017   07/01/2009(B)        2,988,471
        165,000   WI Hsg. & EDA (Home Ownership), Series C(1)       6.000     09/01/2036   08/03/2010(C)          161,070
         15,000   WI Hsg. & EDA, Series B(1)                        5.300     11/01/2018   03/17/2014(A)           14,530
                                                                                                          ---------------
                                                                                                               55,770,111
                                                                                                          ---------------
Wyoming--0.0%
        435,000   Lincoln County, WY Pollution Control
                     (PacifiCorp)(1)                                5.625     11/01/2021   11/01/2021             400,104
         15,000   WY Community Devel. Authority                     5.300     12/01/2017   06/27/2014(A)           14,794
         85,000   WY Community Devel. Authority(1)                  5.600     06/01/2035   07/07/2032(A)           71,468
                                                                                                          ---------------
                                                                                                                  486,366
                                                                                                          ---------------
Total Municipal Bonds and Notes (Cost $1,969,311,239)                                                       1,671,736,657



                  51 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

   Principal                                                                                Effective
     Amount                                                        Coupon      Maturity     Maturity*          Value
---------------                                                    ------     ----------   ----------     ---------------
Corporate Bonds and Notes--0.0%
$        16,565   Delta Air Lines, Inc., Sr. Unsec. Nts.(1)
                     (Cost $16,400)                                8.000      12/01/15         --         $         7,581
                                                                                                          ---------------
Total Investments, at Value (Cost $1,969,327,639)-105.6%                                                    1,671,744,238
                                                                                                          ---------------
Liabilities in Excess of Other Assets-(5.6)                                                                   (88,500,584)
                                                                                                          ---------------
Net Assets-100.0%                                                                                         $ 1,583,243,654
                                                                                                          ===============

Footnotes to Statement of Investments

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

(A.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

(B.) Optional call date; corresponds to the most conservative yield calculation.

(C.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(D.) Date of mandatory put.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(4.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $23,104,334, which represents 1.46% of the Fund's net assets. See accompanying Notes.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See accompanying Notes.

(7.) Represents the current interest rate for a variable or increasing rate security.

(8.) Issue is in default. See accompanying Notes.

(9.) Non-income producing security.


                  52 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $       31,145         $--
Level 2--Other Significant Observable Inputs    1,643,512,457          --
Level 3--Significant Unobservable Inputs           28,200,636          --
                                               --------------         ---
   Total                                       $1,671,744,238         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

ACTS      Adult Communities Total Services
AHC       Aurora Healthcare
AHF       American Housing Foundation
AMCS      Aurora Medical Center of Sheboygan County
AUS       Allegheny United Hospital
BLMC      Bethesda Lutheran Medical Center
CC        Caritas Christi
CDA       Communities Devel. Authority
CH        Carney Hospital
CHHC      Community Health & Home Care
COP       Certificates of Participation
CSAHS     The Sisters of Charity of St. Augustine Health System
DKH       Day Kimball Hospital
DRH       D.R. Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
EAFC      Emery Air Freight Corp.
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EWA       Emery Worldwide Airlines
FHA       Federal Housing Agency
FMC       Flagstaff Medical Center
FNMA      Federal National Mortgage Assoc.
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry.

                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

GNMA      Government National Mortgage Assoc.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFH       Holy Family Hospital
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
HSIR      Health Systems of Indian River
HSJH      HealthEast St. Joseph's Hospital
HUHS      Hehnamann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IHC       Intermountain Health Care
IRHS      Indian River Health Services
IRMH      Indian River Memorial Hospital
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHF       Jewish Hospital Foundation
JHHS      Jewish Hospital Healthcare Services
JHP       JH Properties
MCP       Medical College Of Pennsylvania
NSU       Northeastern State University
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SEAM      Sociedad Espanola de Auxilio Mutuo
SEMCB     St. Elizabeth's Medical Center of Boston
SLMC      St. Luke's Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
UHHS      University Hospitals Health System
V.I.      United States Virgin Islands
VRHS      Valley Regional Health System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

                    55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $15,378,829

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $99,036,842 as of December 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2008, municipal bond holdings with a value of $160,561,346 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $106,780,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                        MATURITY
PRINCIPAL AMOUNT                          INVERSE FLOATER(1)                           COUPON RATE(2)     DATE           VALUE
----------------   -----------------------------------------------------------------   --------------   --------   -----------------
   $12,035,000     AZ Health Facilities Authority ROLs(3)                                  11.715%        1/1/30      $ 9,768,930
     9,090,000     FL HFC ROLs(3)                                                           7.938         1/1/37        8,420,431
     7,425,000     GA George L. Smith II World Congress Center Authority ROLs(3)           10.192         7/1/20        6,456,038
     5,835,000     Lee County, FL Airport ROLs                                              2.944        10/1/32        3,953,154
     4,710,000     RI Student Loan Authority ROLs                                          11.690        12/1/23        3,006,487
     8,830,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS        9.460        12/1/38        7,710,179
     4,710,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS       14.400         6/1/39        3,607,954
     4,210,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs           3.326        12/1/38        3,509,709
     2,935,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs(3)        1.919         6/1/39        2,240,755
     3,260,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs(3)        0.721         6/1/39        2,622,344
     3,350,000     VA Hsg. Devel. Authority ROLs                                            2.519         1/1/27        2,485,365
                                                                                                                      -----------
                                                                                                                      $53,781,346
                                                                                                                      ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 53-54 of the Statement of investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $56,140,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $6,176,757, representing 0.39% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates. The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had no borrowings outstanding. Details of the borrowings for the period ended December 31, 2008 are as follows:

Average Daily Loan Balance    $28,636,957
Average Daily Interest Rate         3.411%
Fees Paid                     $ 2,605,401
Interest Paid                 $   340,408

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities

                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,974,565,717
                                 ==============
Gross unrealized appreciation    $    8,403,936
Gross unrealized depreciation      (311,225,415)
                                 --------------
Net unrealized depreciation      $ (302,821,479)
                                 ==============

                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009